                            [streetTRACKS(SM) Logo]



                               semi-annual report
                               december 31, 2001

                            [streetTRACKS semi-annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS Shareholders,

2001 is a year we will never forget. The events of September 11th demonstrated that the U.S. is not immune to the threat of global terrorism. The attacks took the lives of thousands of innocent people reporting to work in the World Trade Center (WTC) and the Pentagon that fateful morning together with the hundreds of rescue operators who bravely made their way into the WTC before the buildings collapsed. The attacks also brought the financial markets of Wall Street to a close for several days. Thanks to the dedicated efforts of many working round the clock the markets were able to reopen the Monday following the attack with strong volumes and orderly trading. Like the rest of the United States, Wall Street proved that instead of bringing the nation to its knees, the attacks unified the country in purpose and spirit and the country would rebuild and continue to be a symbol of freedom, tolerance, and opportunity for all.

Equity markets suffered the second consecutive annual decline in market values. The S&P 500 was off 11.89%, after having lost 9.10% in 2000. The broader based Dow Jones Total Market Index also suffered returns of -11.95% for the year. Growth stocks suffered heavy losses with the Dow Jones U.S. Large Cap Growth and Dow Jones U.S. Small Cap Growth Indexes off 25.46% and 8.50% respectively for the year. Value stocks, by comparison, fared much better as investors found their relative valuations and stable earnings prospects much more attractive. The Dow Jones U.S. Large Cap Value Index returned -6.12% for the year and the Dow Jones Small Value Index enjoyed a strong performance of 12.78%.

Exchange Traded Funds (ETFs) continued to gain attention throughout the year as many new funds were launched. We closed the year with 101 ETFs listed in the U.S. with total assets of $83 billion. Particularly exciting was the rapid increase in trading volumes across the industry. It is clear that investors are beginning to appreciate the role ETFs can play in managing asset allocation as well as the attractive risk management applications they present. Registered investment advisers, retail broker/dealers, and financial planners are focussing on the products as effective tools to manage their customer accounts, especially as they continue the shift from commissions to a fee for service compensation model. The diversification the funds offer, coupled with the ability to trade them as stocks and their inherent tax efficiency provide powerful tools allowing advisers to bring traditionally institutional investment strategies to their retail customer base.

The streetTRACKS Series Trust experienced strong growth in trading volumes during the last half of the year. The Trust's assets increased 36% in the fourth quarter to $285 million. All of the funds performed in line with their investment objectives, again demonstrating that they are highly effective vehicles to gain asset exposure to well-defined segments of the market.

We are looking forward to continuing to work with the market in promoting the benefits and applications of ETFs. It is clear that ETFs will continue to be a major focus of investors as we all search for tools to gain market exposure and control risks in our client's portfolios.

Thank you for your continuing support of our efforts.

Agustin J. Fleites
President
streetTRACKS Series Trust

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ended December 31, 2001, the Fund was down -12.06% versus the Index return of -11.95%. The Federal Reserve continued with its attempts to pump stimulus into the economy in the hopes of staving off a recession. By year end, the Federal Funds rate had been cut eleven times, by a total of 475 basis points, to 1.75%, its lowest level in over forty years. The period will, of course, be most remembered for the tragic events of September 11th. The attack helped to send the already struggling equity markets reeling around the globe and led to fears that it would cause a severe jolt to consumer spending, which was believed to be the last pillar supporting the economy from a full blown recession. A flurry of layoffs resulted causing the unemployment rate to spike up to 5.8%. However, as has been the case historically in times of crisis events, this proved to be an opportune time to shift cash into the equity markets. By the end of the quarter, the major indices were able to recoup all of the losses they had suffered in early to mid September, and then some. The fourth quarter saw the Fund gain over 17% after losing close to 25% in the quarter ended September 30, 2001. Looking ahead, we are beginning to see some faint signs that the 475 basis points worth of rate cuts this year, the summer's tax rebate, and the cost cutting and inventory reduction measures at the firm level may be starting to provide the stimulus to the economy that was expected.

The biggest gainers in the Fund during the period included Guidant Corp. (+38.33%), Target Corp. (+18.96%), and Maxim Integrated Products, Inc. (18.77%). The biggest detractors to the Fund's performance were, once again, mainly technology stocks. Leading the laggards were Global Crossing Ltd. (-90.28%), Ciena Corp. (-62.34%), The AES Corporation (-62.02%), and Comverse Technology, Inc. (-60.82%). Less than a quarter of the constituents in the Fund were able to muster positive returns over the six month period. In terms of sector performance, only two sectors were able to end the period with gains, Consumer Staples (+3.63%), and Health Care (+1.79%). The Technology (-12.57%), Consumer Discretionary (-12.90%), and Industrial (-14.15%) sectors accounted for over 85% of the Fund's decline.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
[LINE GRAPH]

                                                                   DOW JONES US LARGE CAP
                                                                     GROWTH INDEX FUND              DOW JONES LARGE CAP INDEX
                                                                   ----------------------           -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                   9800.00                            9969.00
10/31/00                                                                  9285.50                            9854.36
11/30/00                                                                  7792.86                            8908.34
12/31/00                                                                  7394.87                            8882.15
1/31/00                                                                   8050.80                            9209.01
2/28/00                                                                   6528.39                            8231.93
3/31/00                                                                   5703.20                            7628.53
4/30/01                                                                   6512.27                            8248.73
5/31/01                                                                   6406.12                            8270.18
6/30/01                                                                   6251.80                            8038.62
7/31/01                                                                   5971.10                            7943.73
8/31/01                                                                   5339.35                            7402.75
9/30/01                                                                   4696.50                            6847.26
10/31/01                                                                  4971.71                            6957.50
11/30/01                                                                  5566.33                            7491.84
12/31/01                                                                  5497.86                            7507.57

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    -----------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     PFIZER,     INTEL           AMERICAN
                          ELECTRIC CO.     CORP.         INC.        CORP.           INTERNATIONAL
                                                                                     GROUP, INC.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,746,402       2,106,816                 1,461,198       1,431,185
                                                        1,737,101
    ---------------------------------------------------------------------------------------------------------
       % OF               12.86%           9.86          8.13        6.84            6.70
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -25.66%      -25.87%             -25.46%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -43.90%      -43.99%             -43.74%                      -24.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED                  -25.66%      -25.87%             -25.46%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -36.91%      -36.99%             -36.88%                      -20.29%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ended December 31, 2001, the Fund and its Index declined by -2.02% and -1.92%, respectively. Value stocks, small cap in particular, continued to outperform growth stocks during the period. The Dow Jones U.S. Large Cap Value Index outpaced its growth counterpart by over 10% during the period, while it trailed the Dow Jones U.S. Small Cap Value Index by 467 basis points. With all of the stimulus in the economy and some faint signs of a turnaround starting to appear, investors flocked to some beaten down stocks in what are normally viewed as growth oriented sectors such as Health Care and Information Technology. On the flip side, the Consumer Discretionary and Financial sectors felt much of the damage, especially after the terrorist attacks in the U.S. As might be expected, the securities that suffered the most at this time were those in the Travel & Tourism and Insurance industries.

The biggest gainers in the Fund during the period included FedEx Corp. (+29.05%), Lowe's Companies, Inc. (+28.05%), and The Procter & Gamble Co. (+25.22%). FedEx Corp. was boosted by the online sales boom during the holiday period, while Lowe's continued to enjoy the by-products of a resilient housing market. The biggest losers for the Fund were Xerox Corp. (-35.04%), Ford Motor Co. (-34.13%), and The Boeing Co. (-29.64%). Ford was hurt by the tire controversy, some product recalls, and the zero percent financing deals being offered in the fourth quarter. These things helped lead to the ousting of CEO Jacques Nasser. Boeing was hurt by the events of the September 11th tragedy and the effects that it had on the airline industry. As mentioned above, the Financial sector (-4.76%), which makes up nearly a third of the Index, and the Consumer Discretionary sector (-15.94%) were hit the hardest. Consumer Staples (+6.57%), Information Technology (+6.44%), and Health Care (+4.94%) were able to provide some support.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DOW JONES U.S. LARGE CAP VALUE INDEX FUND
[LINE GRAPH]

                                                                DOW JONES US LARGE CAP VALUE
                                                                         INDEX FUND                 DOW JONES LARGE CAP INDEX
                                                                ----------------------------        -------------------------
9/25/00                                                                   10000.00                          10000.00
9/30/00                                                                   10175.00                           9969.00
10/31/00                                                                  10518.90                           9854.36
11/30/00                                                                  10244.40                           8908.34
12/31/00                                                                  10591.70                           8882.15
1/31/01                                                                   10512.20                           9209.01
2/28/01                                                                   10166.40                           8231.93
3/31/01                                                                    9811.56                           7628.53
4/30/01                                                                   10243.60                           8248.73
5/31/01                                                                   10444.40                           8270.18
6/30/01                                                                   10127.90                           8038.62
7/31/01                                                                   10231.20                           7943.73
8/31/01                                                                    9802.52                           7402.75
9/30/01                                                                    9422.18                           6847.26
10/31/01                                                                   9313.82                           6957.50
11/30/01                                                                   9791.62                           7491.84
12/31/01                                                                   9924.79                           7507.57

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,          INTERNATIONAL       JOHNSON &     MERCK & CO.,
                          CORP.           INC.                BUSINESS            JOHNSON       INC.
                                                              MACHINES CORP.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,937,007      2,846,416           2,276,467           1,980,559     1,461,239
    ------------------------------------------------------------------------------------------------------------------
       % OF               5.84%           5.66                4.53                3.94          2.91
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          -6.30%       -5.63%             -6.12%                       -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -2.47%       -2.01%             -2.28%                       -24.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          -6.30%       -5.63%             -6.12%                       -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -1.98%       -1.60%             -1.83%                       -20.29%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six month period ending December 31, 2001, the Fund return was -7.43% versus its Index return of -7.26%. The economic outlook continued to look weak in the second half of 2001 as recessionary pressures mounted and companies struggled to realize profits. Companies continued to trim their workforce with massive layoffs as the U.S. unemployment rates rose to 5.8% in December, the highest level since August 1995. The terrorist attacks of September 11th along with dim economic conditions allowed the Fed to aggressively cut rates to stimulate the economy. The Fed initiated eleven rate cuts in 2001, lowering the Fed Funds rate to 1.75%.

For the second half of 2001, the small cap segment outperformed large cap both in value and growth style. The Dow Jones U.S. Small Cap Growth Index return of -7.26% outperformed the Dow Jones U.S. Large Cap Growth Index by 469 basis points. The Dow Jones U.S. Large Cap Growth Index return for the period was -11.95%. The Dow Jones U.S. Small Cap Growth Index underperformed the Dow Jones U.S. Small Cap Value Index by 1,001 basis with the Dow Jones U.S. Small Cap Value Index return of 2.75% for the period.

The sector with the strongest return for the six month period was Consumer Staples (+4.24%). The biggest contributors were Dean Foods Co. (+28.4%) and Constellation Brands, Inc. (+4.51%). The biggest detractor from return was Rite Aid Corp. (-43.78%). Consumer Staples had the best return for the period but the sector that provided the largest contribution to total return, with a weight of 29.21%, was Information Technology. The biggest contributors to return for Information Technology were Network Assocs, Inc. (+107.63%), Overture Services, Inc. (+82.16%), and Ariba, Inc. (+12.0%). The biggest detractors were Foundry Networks, Inc. (-59.21%), Cirrus Logic, Inc. (-42.60%), and Retek, Inc. (-37.69%). The Health Care sector proved to be the biggest negative contributor to return with a sector return of -10.15%. The best performing stocks in the sector were Ligand Pharmaceuticals, Inc. (+58.41%), and Cyberonics, Inc. (+56.98%). The worst performing stocks in the sector were Pharmacyclics, Inc. (-70.68%), and Guilford Pharmaceuticals, Inc. (-64.71%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

[LINE GRAPH]

                                                                  DOW JONES U.S. SMALL CAP
                                                                     GROWTH INDEX FUND              DOW JONES SMALL CAP INDEX
                                                                  ------------------------          -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                   9988.00                           10104.00
10/31/00                                                                  9320.80                            9683.67
11/30/00                                                                  7567.56                            8620.41
12/31/00                                                                  8019.34                            9448.83
1/31/00                                                                   8628.81                            9880.83
2/28/00                                                                   7390.58                            9161.01
3/31/00                                                                   6585.00                            8594.13
4/30/01                                                                   7498.60                            9385.90
5/31/01                                                                   7690.56                            9634.16
6/30/01                                                                   7893.44                            9831.76
7/31/01                                                                   7235.13                            9501.61
8/31/01                                                                   6709.13                            9155.04
9/30/01                                                                   5499.48                            7943.14
10/31/01                                                                  6113.77                            8438.00
11/30/01                                                                  6808.90                            9129.07
12/31/01                                                                  7307.31                            9678.64

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        NETWORK          EXPEDITORS           DEAN           OXFORD          ROSS STORES,
                          ASSOCS, INC.     INTERNATIONAL OF     FOODS CO.      HEALTH          INC.
                                           WASHINGTON, INC.                    PLANS, INC.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE       $263,773         219,713              213,807        205,284         191,485
    ------------------------------------------------------------------------------------------------------------------
       % OF               1.20%            1.00                 0.97           0.93            0.87
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET     DOW JONES U.S.SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          -8.88%       -8.72%             -8.50%                         2.43%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING(1)   -26.84%      -27.00%            -26.57%                        -4.21%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET     DOW JONES U.S.SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          -8.88%       -8.72%             -8.50%                         2.43%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -22.05%      -22.18%            -21.90%                        -3.38%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six month period ending December 31, 2001, the Fund and its Index returned a positive 2.63% and 2.75% respectively. The economic outlook continued to look weak in the second half of 2001 as recessionary pressures mounted and companies struggled to realize profits. Companies continued to trim their workforce with massive layoffs as the U.S. unemployment rates rose to 5.8% in December, the highest level since August 1995. The terrorist attacks of September 11th along with dim economic conditions allowed the Fed to aggressively cut rates to stimulate the economy. The Fed initiated eleven rate cuts in 2001, lowering the Fed Funds rate to 1.75%.

For the second half of 2001, the small cap segment outperformed large cap both in value and growth style. The Dow Jones Small Cap Value Index return of 2.75% outperformed the Dow Jones U.S. Large Cap Value Index by 467 basis points. The Dow Jones U.S. Large Cap Value Index return for the period was -1.92%. The Dow Jones U.S. Small Cap Value Index outperformed the Dow Jones U.S. Small Cap Growth Index by 1,001 basis points with the Dow Jones U.S. Small Growth Index return of -7.26% for the period.

The best performing sector for the six month period ending December 31, 2001 was Information Technology with a return of 13.81%. The biggest contributors to return for the period were Storage Technology Corp. (+50.22%), CACI International Inc. (+68.02%), and IKON Office Solutions, Inc. (+20.32%). The biggest detractors from return were Axcelis Technologies, Inc. (-12.91%), and Intergraph Corp (-10.78%). The worst performing sector was Health Care with a sector return of -3.71%. The positive contributors to return in Health Care were Omnicare, Inc. (+23.41%), and Edwards Lifesciences Corp. (+4.82%). Negative contributors included Manor Care, Inc. (-25.32%), and Service Corp. International (-21.54%). The sector with the largest weight was Financials (41.83%). The return for the sector was 2.76% with notable mentions for RenaissanceRe Holdings, Inc. (+30.12%), W.R. Berkley Corp. (+30.38%), and Allied Capital Corp. (+17.11%). Some of the worst performers included Trenwick Group (-55.30%), CNA Financial Corp. (-26.06%), and Provident Financial Group, Inc. (-18.70%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DOW JONES U.S. SMALL CAP VALUE INDEX FUND
[LINE GRAPH]

                                                                DOW JONES US SMALL CAP VALUE
                                                                         INDEX FUND                 DOW JONES SMALL CAP INDEX
                                                                ----------------------------        -------------------------
9/25/00                                                                   10000.00                          10000.00
9/30/00                                                                   10194.70                          10104.00
10/31/00                                                                  10249.10                           9683.67
11/30/00                                                                  10233.70                           8620.41
12/31/00                                                                  11575.10                           9448.83
1/31/01                                                                   11598.90                           9880.83
2/28/01                                                                   11740.20                           9161.01
3/31/01                                                                   11449.20                           8594.13
4/30/01                                                                   11964.50                           9385.90
5/31/01                                                                   12425.50                           9634.16
6/30/01                                                                   12668.70                           9831.76
7/31/01                                                                   12790.30                           9501.61
8/31/01                                                                   12735.30                           9155.04
9/30/01                                                                   11503.80                           7943.14
10/31/01                                                                  11667.20                           8438.00
11/30/01                                                                  12417.40                           9129.07
12/31/01                                                                  13002.20                           9678.64

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      VALERO ENERGY    PLUM CREEK           SOVEREIGN         TYSON           ALLIED
                        CORP.            TIMBER CO., INC.     BANCORP, INC.     FOODS, INC.     CAPITAL CORP.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $292,533         281,203              217,982           191,372         185,406
    --------------------------------------------------------------------------------------------------------------------
       % OF             1.16%            1.11                 0.86              0.76            0.73
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          12.33%       14.23%              12.78%                       2.43%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       27.54%       27.29%              28.33%                      -4.21%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01          12.33%       14.23%             12.78%                         2.43%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       21.39%       21.20%             22.09%                        -3.38%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ended December 31, 2001, the Fund and its Index returned -5.68% and -5.04%, respectively.

As of year end, the Fund had 67.3% of its assets invested in U.S. stocks, 27.7% in Europe, and 2.8% in Japan. Continued economic problems and the tragic events of September 11th combined to create a difficult environment for the equity markets. Despite all of this, the U.S. and European region stocks were both down only 3% for the second half of 2001. Among the European countries, Netherlands had the largest negative return (-16.9%). Alternatively, Finland propelled by a rebounding Nokia was the best performer (10.5%) within the Euroland countries. The declines for the U.S. and the European regions paled in comparison to Japan which had a return of -27.4%. All three Japanese stocks in the Index posted negative returns greater than -23.5%.

With all of the regions down during the second half of the year, it is hardly surprising that the ratio of double digit declining issues to gaining was greater than 3:1. The three stocks with the largest declines were AOL Time Warner, Inc. (-39.5%), Ford Motor Co. (-34.1%), and Sony Corp. (-31.3%). These stocks impact on the Fund's performance was partially offset by the three best performing stocks in this Fund which were The Procter & Gamble Co. (+25.2%), Johnson & Johnson (+18.9%), and Wal-Mart Stores, Inc. (+18.2%).

Led by The Procter & Gamble Co., the best performing sector during the second half of 2001 was Consumer Staples (+3.1%). The Technology sector was also able to post a positive return (+1.5%) during this period. The two worst performing sectors were Consumer Discretionary (-16.2%) and Industrials (-9.4%). Sony Corp. and Ford Motor Co. were significant contributors to Consumer Discretionary's decline whereas General Electric Co. (-16.8%) was the primary cause of Industrial's decline.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DOW JONES GLOBAL TITANS INDEX FUND

[LINE GRAPH]

                                                               DOW JONES GLOBAL TITANS INDEX
                                                                            FUND                    DOW JONES LARGE CAP INDEX
                                                               -----------------------------        -------------------------
9/25/00                                                                   10000.00                          10000.00
9/31/00                                                                    9982.00                           9969.00
10/31/00                                                                  10110.80                           9854.36
11/30/00                                                                   9346.39                           8908.34
12/31/00                                                                   9147.32                           8882.15
1/31/01                                                                    9502.23                           9209.01
2/28/01                                                                    8601.42                           8231.93
3/31/01                                                                    8106.84                           7628.53
4/30/01                                                                    8814.80                           8248.73
5/31/01                                                                    8701.97                           8270.18
6/30/01                                                                    8446.14                           8038.62
7/31/01                                                                    8300.86                           7943.73
8/31/01                                                                    7798.66                           7402.75
9/30/01                                                                    7377.53                           6847.26
10/31/01                                                                   7550.90                           6957.50
11/30/01                                                                   7939.78                           7491.84
12/31/01                                                                   7966.77                           7507.57

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     CITIGROUP,     PFIZER,
                          ELECTRIC CO.     CORP.         CORP.           INC.           INC.
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,367,089       1,047,346     923,471         893,244        864,745
    ------------------------------------------------------------------------------------------------------
       % OF               6.87%            5.26          4.64            4.49           4.34
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET     DOW JONES GLOBAL TITANS     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE         U.S. CLOSE INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -12.92%      -12.11%             -12.56%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -20.20%      -20.04%             -19.71%                      -24.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET     DOW JONES GLOBAL TITANS     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE         U.S. CLOSE INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -12.92%      -12.11%             -12.56%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -16.46%      -16.33%             -16.11%                      -20.29%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six month period ending December 31, 2001, the Fund and its Index returned 2.18% and 2.37%, respectively.

The REIT market was up 4.90% in the fourth quarter of 2001 as measured by the Wilshire REIT Index. However, the S&P 500 managed to gain nearly 11% during this same period while the NASDAQ rose more than 30% during the fourth quarter. While the REIT market lagged these indices during the quarter, REITs performed exceptionally well during the full year of 2001. The Wilshire REIT Index was up 12.36% for the year, while the S&P 500 was down 13.04% and the NASDAQ was down 21.05%.

At the start of 2001 many investors were skeptical of the REIT market's ability to repeat the positive returns the group generated in 2000. REITs were up 31% in 2000. With returns for 2001 at 12.36%, REITs have more than met most optimists' expectations, and have also outperformed the broader equity markets by a wide margin for the second consecutive year. At the beginning of 2001 REITs were well positioned to generate attractive returns, and while we have found this prognostication to be more prescient than even we could have imagined, we now are in the unenviable position of looking out yet another year. Before discussing our 2002 expectations, it seems appropriate to mention some of the notable events that transpired in the REIT market in 2001.

Arguably the most notable event to impact the REIT market this past year was Standard & Poors decision to include REITs in the S&P 500 Index. On October 9th Standard & Poors added Equity Office Properties to the S&P 500, and stated their intention of adding more REITs to the index in the future. S&P made good on this promise by adding Equity Residential Properties to the index the following month. S&P had long considered REITs to be passive investment vehicles, and not entities where management teams were bound by the same economic and strategic forces found in main stream corporate structures. In reversing this position, S&P has given support to the argument that recent legislation and macro changes in the REIT market have allowed REITs to become competitive entities with the potential to create significant shareholder value. One of the most important aspects of this inclusion comes from the added exposure REITs will gain, and the fact that most money managers who are benchmarked against the S&P 500 will no longer be able to totally ignore REITs.

The second event worth touching on is the economic recession that transpired in the U.S. in 2001. The health of the real estate market in the U.S. changed drastically during 2001 as a direct result of the economic downturn. Most property types experienced an abrupt and precipitous fall-off in demand, and in turn vacancy rates increased while market rent levels subsided. For example, the office vacancy rate started the year at approximately 7.3% (an all time low) and will probably end the year above 13%. This was the greatest erosion of office occupancy levels ever witnessed in a twelve-month period. Many tenants leased space in the fourth quarter of 2000 in anticipation of growth that never materialized. As these companies went from rapid expansion (or hiring) to a swift contraction (or layoffs), it became apparent that space needs were grossly overestimated. In an effort to cut costs these tenants put space back on the market in an attempt to sublease the space. It has been estimated that over 3% of the office vacancy in the country is due to companies attempting to sublease space. While the other major property types have not experienced the same relative slackening in demand, vacancies have ticked up across the board.

No one expected REITs to be immune to this economic slowdown, and in fact REIT earnings growth expectations for 2001 and 2002 are currently half of what they were at the beginning of 2001. The

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

consensus growth rate for both 2001 and 2002 fell to between 4%-5% down from an expectation of between 8%-9% growth. While the revisions are by no means positive for the group, relative to other sectors the absence of negative earnings growth should prove attractive. This lower but still positive growth rate is continued proof that the limited new supply of real estate developed in the past few years, combined with the contractual nature of REIT revenues, or leases, positions REITs to produce stable cash flows in changing economic environments.

Finally, a review of 2001 would not be complete without discussing the impact the September 11th terrorist attacks had on real estate. Even without the tragic events of September 11th, as mentioned, real estate fundamentals had been declining rather rapidly. The slowing economy was causing vacancy rates to rise and rental rate growth to come to a halt across most property types and in most geographic regions. The events of September 11th only accelerated this slide.

Indeed, real estate fundamentals deteriorated throughout 2001. With that said, we feel this deterioration is much less dramatic than was previously expected given the economic downturn experienced in the U.S. For example, the vacancy rate of 13% in the office sector remains below the long-term average of over 14%, and well below the 17% level reached during the last recession. Rental growth rates have come to a halt, but the underlying cashflows of the portfolios remain strong, as tenant default levels remain at all time lows. Therefore, while we do not expect to see any big upside surprises in the earnings expectations previously mentioned, the underlying stability of the cash flows generated by REITs remains very healthy, and should continue to attract investors. Given the contractual nature of the leases in REIT portfolios, changes to REIT earnings generally lag the changes in the overall economy. Therefore, growth rates could begin to accelerate as early as the second half of 2002, depending on when economic growth returns. This would mean that growth would bottom out at 4%, which is very attractive relative to the broader market.

While REIT share prices have continued to move towards what we would consider fair value, we believe REITs are still not near the level of overvaluation we experienced in 1997, which led to two years of significant under-performance in 1998 and 1999. Multiples are still nowhere near the highs reached during the REIT peak of 1997. REITs currently trade at approximately 9 times next year's cash flow, which is well below the 13.5 times multiple witnessed in 1997. REIT share prices are currently trading in-line with the estimated underlying value of their respective real estate portfolios, and the dividend is still attractive at just under 7%. This dividend yield remains extremely safe on average as the group is retaining more cash than it has in the past ten years. Outside of the hotel sector, we estimate earnings would have to decline by more than 15% for the groups average dividend to be cut. With all of these factors present we see attractive dividends being the major portion of REIT returns for 2002, with additional upside coming in the form of modest price appreciation.

The biggest gainers in the Fund included New Plan Excel Realty Trust (+23.02%), Sovran Self Storage, Inc. (+17.42%), and Mills Corporation (+13.45%). The biggest losers for the Fund were Meristar Hospitality (-34.55%), LaSalle Hotel Properties (-32.05%), and Host Marriot Corp. (-24.94%).

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
WILSHIRE REIT INDEX FUND
[LINE GRAPH]

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  WILSHIRE REIT INDEX FUND       (BROAD-BASED COMPARATIVE INDEX)
                                                                  ------------------------       -------------------------------
4/23/01                                                                   10000.00                           10000.00
4/30/01                                                                   10259.10                           10548.40
5/31/01                                                                   10504.60                           10827.40
6/30/01                                                                   11121.60                           11049.50
7/31/01                                                                   10898.10                           10678.40
8/31/01                                                                   11325.30                           10288.90
9/30/01                                                                   10848.50                            8926.93
10/31/01                                                                  10461.20                            9483.07
11/30/01                                                                  11086.80                           10259.70
12/31/01                                                                  11364.00                           10877.40

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE     EQUITY               SIMON           ARCHSTONE-     VORNADO
                          PROPERTIES        RESIDENTIAL          PROPERTY        SMITH          REALTY
                          TRUST             PROPERTIES TRUST     GROUP, INC.     TRUST          TRUST
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,700,092        1,062,557            704,331         634,225        566,883
    --------------------------------------------------------------------------------------------------------------
       % OF               9.59%             5.99                 3.97            3.58           3.20
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET          WILSHIRE REIT          DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       10.88%       11.43%             11.18%                        3.76%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
The streetTRACKS Morgan Stanley Technology Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund dropped -12.53% for the second half of 2001. The Index returned -12.38% for the same period. The third quarter brought the Fund and Index down 35.46% and 35.45%, while the fourth quarter gained 35.54% and 35.74%, respectively. The fight on terrorism, additional interest rate cuts, and an expected recovery, helped boost the fourth quarter performance.

Both the Information Technology sector, consisting of close to ninety percent of the Fund's weight, and the Consumer Discretionary sector contributed negatively to the Fund's performance. The Industrial sector, weighing slightly over five percent, was not a significant enough positive contributor to keep the Index in positive territory.

For the six month period, the largest positive performers in the Index included First Data Corp. (+22.0%), Automatic Data Processing, Inc. (+19.0%), and Electronic Data Systems Corp. (+10.2%). The largest negative performers in the Index over the same period were EMC Corp. (-54.1%), Sycamore Networks, Inc. (-42.5%), and AOL Time Warner, Inc. (-39.4%).

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                      MORGAN STANLEY TECHNOLOGY INDEX FUND
[LINE GRAPH]

                                                                 MORGAN STANLEY TECHNOLOGY
                                                                         INDEX FUND                 DOW JONES LARGE CAP INDEX
                                                                 -------------------------          -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                   9725.00                            9969.00
10/31/00                                                                  9484.79                            9854.36
11/30/00                                                                  7242.59                            8908.34
12/31/00                                                                  6875.75                            8882.15
1/31/00                                                                   8096.20                            9209.01
2/28/00                                                                   6106.15                            8231.93
3/31/00                                                                   5391.12                            7628.53
4/30/01                                                                   6244.82                            8248.73
5/31/01                                                                   5851.40                            8270.18
6/30/01                                                                   5947.95                            8038.62
7/31/01                                                                   5599.40                            7943.73
8/31/01                                                                   4921.31                            7402.75
9/30/01                                                                   3839.11                            6847.26
10/31/01                                                                  4533.61                            6957.50
11/30/01                                                                  5271.68                            7491.84
12/31/01                                                                  5203.15                            7507.57

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SOLECTRON           SYCAMORE     NORTEL         SUN               YAHOO!,
                          CORP.               NETWORKS,    NETWORKS       MICROSYSTEMS,     INC.
                                              INC.         CORP.          INC.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,059,615          2,051,422    1,968,660      1,960,817         1,957,893
    --------------------------------------------------------------------------------------------------------------
       % OF               3.11%               3.10         2.98           2.96              2.96
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE         TECHNOLOGY INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -24.33%      -24.01%             -23.94%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -46.50%      -46.28%             -46.55%                      -24.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE         TECHNOLOGY INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -24.33%      -24.01%             -23.94%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -39.26%      -39.06%             -39.36%                      -20.29%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
The streetTRACKS Morgan Stanley Internet Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned a disappointing -30.59% for the second half of 2001. The Index returned -29.32% for the same period. During the six month time period, each sector contributed negative returns. The Information Technology sector, weighing over 75 percent, led the way. In taking a closer look, the Fund dropped 56.33% for the third quarter, while it produced double-digit returns of 58.93% in the fourth quarter. The fight on terrorism, additional interest rate cuts, and an expected recovery, helped boost the last quarter's performance.

For the second half of 2001, the only positive performers in the Index were McAfee.com Corp. (+176.1%), FreeMarkets, Inc. (+19.9%), Intuit, Inc. (+7.0%), and WebMD Corp. (+0.9%). The largest negative performers in the Index over the same period included Ciena Corp. (-62.3%), i2 Technologies, Inc. (-60.1%), and EMC Corp. (-54.1%).

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                       MORGAN STANLEY INTERNET INDEX FUND
[LINE GRAPH]

                                                               MORGAN STANLEY INTERNET INDEX
                                                                            FUND                    DOW JONES LARGE CAP INDEX
                                                               -----------------------------        -------------------------
9/25/00                                                                  10000.00                           10000.00
9/30/00                                                                   9539.00                            9969.00
10/31/00                                                                  7594.00                            9854.36
11/30/00                                                                  4928.50                            8908.34
12/31/00                                                                  4147.34                            8882.15
1/31/01                                                                   4625.52                            9209.01
2/28/01                                                                   3321.59                            8231.93
3/31/01                                                                   2422.77                            7628.53
4/30/01                                                                   2916.44                            8248.73
5/31/01                                                                   2921.98                            8270.18
6/30/01                                                                   2808.02                            8038.62
7/31/01                                                                   2255.97                            7943.73
8/31/01                                                                   1717.47                            7402.75
9/30/01                                                                   1226.44                            6847.26
10/31/01                                                                  1564.33                            6957.50
11/30/01                                                                  1892.68                            7491.84
12/31/01                                                                  1949.08                            7507.57

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        I2 TECHNOLOGIES,     CNET               WEBMD           AMAZON.COM,     E.PIPHANY,
                          INC.                 NETWORKS, INC.     CORP.           INC.            INC.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $151,135             146,857            137,176         136,256         134,404
    --------------------------------------------------------------------------------------------------------------------
       % OF               4.50%                4.37               4.08            4.05            4.00
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -53.00%      -51.64%             -51.85%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -79.57%      -79.54%             -78.92%                      -24.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -53.00%      -51.64%             -51.85%                      -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -71.79%      -71.76%             -71.22%                      -20.29%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -5.34% for the second half of 2001, while the Index and the S&P 500 Index returned -5.31% and -5.56%, respectively, for the same period. A drop in returns of 13.53% for the Fund and Index occurred in the third quarter. In the last quarter, the Fund and Index gained 9.47% and 9.55%, respectively. The fight on terrorism, additional interest rate cuts, and an expected recovery, helped boost fourth quarter performance.

Utilities and Information Technology were the worst performing sectors in the second half of 2001. The best performing sectors were Consumer Staples and Health Care. During the sixth month period, the largest positive performers in the Index included Autozone, Inc. (+91.5%), Office Depot, Inc. (+78.6%), and PG&E Corp. (+71.8%). The largest negative performers in the Index over the same period were Enron Corp. (-98.4%), US Airways Group, Inc. (-73.9%), and Halliburton Co. (-62.8%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT FORTUNE
500(R) INDEX FUND

[LINE GRAPH]

                                                                   FORTUNE 500 INDEX FUND                 S&P 500 INDEX
                                                                   ----------------------                 -------------
10/4/00                                                                  10000.00                           10000.00
10/31/00                                                                 10061.00                            9971.31
11/30/00                                                                  9407.04                            9185.17
12/31/00                                                                  9467.24                            9230.18
1/31/01                                                                   9761.67                            9557.85
2/28/01                                                                   9017.83                            8686.17
3/31/01                                                                   8515.54                            8135.47
4/30/01                                                                   9116.84                            8767.60
5/31/01                                                                   9187.95                            8826.34
6/30/01                                                                   8978.46                            8611.86
7/31/01                                                                   8929.08                            8527.46
8/31/01                                                                   8379.05                            7993.64
9/30/01                                                                   7763.19                            7347.76
10/31/01                                                                  7857.12                            7488.10
11/30/01                                                                  8441.69                            8062.44
12/31/01                                                                  8498.25                            8133.39

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     CITIGROUP,     WAL-MART
                          ELECTRIC CO.     CORP.         CORP.           INC.           STORES, INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,864,882       1,674,933     1,261,530       1,216,921      1,202,220
    -----------------------------------------------------------------------------------------------------------
       % OF               4.14%            3.72          2.80            2.70           2.67
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE 500(R)                S&P 500 INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -10.23%      -10.16%             -10.10%                      -11.89%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -12.36%      -12.57%             -12.15%                      -15.91%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE 500(R)                S&P 500 INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -10.23%      -10.16%            -10.10%                       -11.89%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -10.21%      -10.39%            -10.04%                       -13.17%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2001.

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE E-50(R) INDEX FUND
The FORTUNE e-50(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -16.28% for the second half of 2001, while the Index returned -16.18% for the same period. In this internet economy based index, most of the component members contributed negative returns. Only fifteen of the fifty stocks had positive returns over the six month time period. For the third quarter, the Fund and Index dropped 36.01% and 35.96%, respectively. However, double-digit gains of 30.83% and 30.95% in the fourth quarter were not enough to keep the annual returns of -32.00% for the Fund and -31.79% for the Index out of negative territory.

For the second half of 2001, the largest positive performers in the Index included Network Associates, Inc. (107.6%), Network Appliance, Inc. (+59.6%), and E*TRADE Group, Inc. (+58.9%). The largest negative performers in the Index over the same period were Openwave Systems, Inc. (-71.8%), Qwest Communications International, Inc. (-55.7%), and EMC Corp. (-54.1%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FORTUNE e-50(R) INDEX FUND
[LINE GRAPH]

                                                                 FORTUNE E-50(R) INDEX FUND         DOW JONES LARGE CAP INDEX
                                                                 --------------------------         -------------------------
10/4/00                                                                  10000.00                           10000.00
10/31/00                                                                  9322.00                            9916.00
11/30/00                                                                  6735.15                            8963.77
12/31/00                                                                  5885.17                            8937.41
1/31/01                                                                   6908.60                            9266.31
2/28/01                                                                   4973.50                            8283.15
3/31/01                                                                   4127.51                            7676.00
4/30/01                                                                   4916.02                            8300.06
5/31/01                                                                   4800.99                            8321.64
6/30/01                                                                   4780.34                            8088.63
7/31/01                                                                   4407.48                            7993.16
8/31/01                                                                   3667.46                            7448.81
9/30/01                                                                   3059.03                            6889.86
10/31/01                                                                  3457.62                            7000.79
11/30/01                                                                  4078.26                            7538.45
12/31/01                                                                  4002.41                            7554.28

                            [streetTRACKS semi-annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2001

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CISCO             INTEL CORP.     MICROSOFT     AOL TIME        ORACLE CORP.
                          SYSTEMS, INC.                     CORP.         WARNER, CO.
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,103,388        1,055,493       1,009,584     786,257         755,835
    -------------------------------------------------------------------------------------------------------------
       % OF               8.16%             7.80            7.46          5.81            5.59
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE e-50(R)         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -32.00%      -31.66%            -31.79%                       -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -56.98%      -57.03%            -56.92%                       -21.51%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE e-50(R)         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/01         -32.00%      -31.66%            -31.79%                       -15.47%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -49.78%      -49.83%            -49.72%                       -17.90%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2001.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AIRLINES -- 0.4%
Southwest Airlines Co..................     5,228   $    96,613
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 3.5%
The Coca-Cola Co.......................    15,749       742,565
                                                    -----------
BIOTECHNOLOGY -- 2.2%
Amgen, Inc. (a)........................     7,182       405,352
MedImmune, Inc. (a)....................     1,364        63,222
                                                    -----------
                                                        468,574
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.3%
Clear Channel Communications, Inc.
  (a)..................................     3,740       190,403
Comcast Corp. (Class A) (a)............     6,274       225,864
General Motors Corp. (Class H) (a).....     4,395        67,903
Liberty Media Corp. (Class A) (a)......    16,313       228,382
                                                    -----------
                                                        712,552
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.6%
AT&T Wireless Services, Inc. (a).......    17,404       250,096
Sprint Corp. (PCS Group) (a)...........     4,056        99,007
                                                    -----------
                                                        349,103
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.2%
JDS Uniphase Corp. (a).................     8,069        70,039
Lucent Technologies, Inc...............    23,443       147,456
QUALCOMM, Inc. (a).....................     5,223       263,762
                                                    -----------
                                                        481,257
                                                    -----------
COMPUTERS (HARDWARE) -- 3.3%
Dell Computer Corp. (a)................    15,879       431,591
Sun Microsystems, Inc. (a).............    22,466       276,332
                                                    -----------
                                                        707,923
                                                    -----------
COMPUTERS (NETWORKING) -- 4.3%
Cisco Systems, Inc. (a)................    50,176       908,687
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.0%
EMC Corp. (a)..........................    15,190       204,154
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 13.0%
Microsoft Corp. (a)....................    31,801     2,106,816
Oracle Corp. (a).......................    29,451       406,718
Siebel Systems, Inc. (a)...............     2,861        80,051
VeriSign, Inc. (a).....................     1,446        55,006
VERITAS Software Corp. (a).............     2,702       121,131
                                                    -----------
                                                      2,769,722
                                                    -----------
CONSUMER FINANCE -- 0.4%
Capital One Financial Corp.............     1,517        81,842
                                                    -----------
ELECTRICAL EQUIPMENT -- 12.9%
General Electric Co....................    68,523     2,746,402
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.4%
Agilent Technologies, Inc. (a).........     2,839        80,940
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRONICS (SEMICONDUCTORS) -- 11.1%
Altera Corp. (a).......................     2,643   $    56,085
Analog Devices, Inc. (a)...............     2,446       108,578
Intel Corp.............................    46,461     1,461,198
Linear Technology Corp.................     2,154        84,092
Maxim Integrated Products, Inc. (a)....     2,225       116,835
Micron Technology, Inc. (a)............     3,647       113,057
Texas Instruments, Inc.................    11,997       335,916
Xilinx, Inc. (a).......................     2,344        91,533
                                                    -----------
                                                      2,367,294
                                                    -----------
ENTERTAINMENT -- 6.6%
AOL Time Warner, Inc. (a)..............    29,362       942,520
Viacom, Inc. (Class B) (a).............    10,666       470,904
                                                    -----------
                                                      1,413,424
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.0%
Applied Materials, Inc. (a)............     5,608       224,881
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 9.0%
Forest Laboratories, Inc. (a)..........     1,192        97,685
Genentech, Inc. (a)....................     1,487        80,670
Pfizer, Inc............................    43,591     1,737,101
                                                    -----------
                                                      1,915,456
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.5%
Guidant Corp. (a)......................     2,087       103,932
Medtronic, Inc.........................     8,318       425,965
                                                    -----------
                                                        529,897
                                                    -----------
INSURANCE (MULTI-LINE) -- 6.7%
American International Group, Inc......    18,025     1,431,185
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
The Charles Schwab Corp................     7,159       110,750
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Transocean Sedco Forex, Inc............     2,162        73,119
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 3.8%
The Home Depot, Inc....................    15,984       815,344
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.6%
Kohl's Corp. (a).......................     1,712       120,593
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 6.3%
Target Corp............................     6,191       254,140
Wal-Mart Stores, Inc...................    19,056     1,096,673
                                                    -----------
                                                      1,350,813
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
The Gap, Inc...........................     4,212        58,715
                                                    -----------
RETAIL STORES (DRUG STORE) -- 1.1%
Walgreen Co............................     7,006       235,822
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.9%
Concord EFS, Inc. (a)..................     3,420       112,107
Paychex, Inc...........................     2,250        78,413
                                                    -----------
                                                        190,520
                                                    -----------
TELEPHONE -- 0.6%
Qwest Communications International,
  Inc..................................     9,231       130,434
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $30,855,497)...................              21,318,581
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $1,975)...................     1,975   $     1,975
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $30,857,472)...................              21,320,556
OTHER ASSETS AND LIABILITIES -- 0.2%...                  40,591
                                                    -----------
NET ASSETS -- 100.0%...................             $21,361,147
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMON STOCKS -- 100.2%
AEROSPACE/DEFENSE -- 1.0%
General Dynamics Corp. ................     2,013   $   160,315
The Boeing Co. ........................     8,862       343,669
                                                    -----------
                                                        503,984
                                                    -----------
AIR FREIGHT -- 0.3%
FedEx Corp. (a)........................     3,066       159,064
                                                    -----------
ALUMINUM -- 0.7%
Alcoa, Inc. ...........................     9,325       331,504
                                                    -----------
AUTOMOBILES -- 1.1%
Ford Motor Co. ........................    19,037       299,262
General Motors Corp. ..................     4,837       235,078
                                                    -----------
                                                        534,340
                                                    -----------
BANKS (MAJOR REGIONAL) -- 7.7%
Bank One Corp. ........................    12,707       496,208
BB&T Corp. ............................     4,866       175,711
Fifth Third Bancorp....................     5,340       328,837
FleetBoston Financial Corp. ...........    11,395       415,918
Mellon Financial Corp. ................     5,148       193,668
National City Corp. ...................     5,669       165,762
Northern Trust Corp. ..................     2,294       138,145
PNC Financial Services Group...........     3,085       173,377
SunTrust Banks, Inc. ..................     2,769       173,616
The Bank of New York Co., Inc. ........     8,141       332,153
U.S. Bancorp...........................    21,429       448,509
Wells Fargo & Co. .....................    18,692       812,167
                                                    -----------
                                                      3,854,071
                                                    -----------
BANKS (MONEY CENTER) -- 3.1%
Bank of America Corp. .................    17,189     1,082,048
Wachovia Corp. ........................    14,868       466,260
                                                    -----------
                                                      1,548,308
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.9%
Anheuser-Busch Cos., Inc. .............     9,661       436,774
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.9%
PepsiCo, Inc. .........................    19,132       931,537
                                                    -----------
CHEMICALS -- 1.6%
E. I. du Pont de Nemours & Co. ........    11,390       484,189
The Dow Chemical Co. ..................     9,774       330,166
                                                    -----------
                                                        814,355
                                                    -----------
COMPUTERS (HARDWARE) -- 4.5%
International Business Machines Corp.
  (IBM)................................    18,820     2,276,467
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.3%
Computer Associates International,
  Inc. ................................     4,923       169,794
                                                    -----------
CONSUMER FINANCE -- 1.2%
Household International, Inc. .........     4,999       289,642
MBNA Corp. ............................     8,281       291,491
                                                    -----------
                                                        581,133
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
ELECTRIC COMPANIES -- 2.3%
American Electric Power Co., Inc. .....     3,484   $   151,658
Dominion Resources, Inc. ..............     2,800       168,280
Duke Energy Corp. .....................     8,403       329,902
Exelon Corp. ..........................     3,500       167,580
The Southern Co. ......................     7,433       188,427
TXU Corp. .............................     2,896       136,546
                                                    -----------
                                                      1,142,393
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
Emerson Electric Co. ..................     4,715       269,226
                                                    -----------
ENTERTAINMENT -- 0.9%
The Walt Disney Co. ...................    22,727       470,903
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 13.0%
American Express Co. ..................    12,860       458,973
Citigroup, Inc. .......................    56,387     2,846,416
Equity Office Properties Trust.........     4,485       134,909
Fannie Mae.............................    10,925       868,538
Freddie Mac............................     7,611       497,759
J.P. Morgan Chase & Co. ...............    21,727       789,776
Morgan Stanley Dean Witter & Co. ......    10,927       611,256
State Street Corp. ....................     3,546       185,279
USA Education, Inc. ...................     1,713       143,926
                                                    -----------
                                                      6,536,832
                                                    -----------
FOODS -- 1.4%
ConAgra Foods, Inc. ...................     5,865       139,411
General Mills, Inc. ...................     3,940       204,920
H.J. Heinz Co. ........................     3,824       157,243
Sara Lee Corp. ........................     8,597       191,111
                                                    -----------
                                                        692,685
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 6.9%
Eli Lilly & Co. .......................    10,512       825,613
Merck & Co., Inc. .....................    24,851     1,461,239
Pharmacia Corp. .......................    14,073       600,213
Schering-Plough Corp. .................    15,978       572,172
                                                    -----------
                                                      3,459,237
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.8%
HCA-The Healthcare Co. ................     4,997       192,584
Tenet Healthcare Corp. (a).............     3,564       209,278
                                                    -----------
                                                        401,862
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
CIGNA Corp. ...........................     1,580       146,387
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.7%
Baxter International, Inc. ............     6,490       348,059
                                                    -----------
HEALTH CARE DIVERSIFIED -- 9.6%
Abbott Laboratories....................    15,859       884,139
American Home Products Corp. ..........    14,311       878,123
Bristol-Myers Squibb Co. ..............    21,138     1,078,038
Johnson & Johnson......................    33,512     1,980,559
                                                    -----------
                                                      4,820,859
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.9%
Kimberly-Clark Corp. ..................     5,751       343,910
The Procter & Gamble Co. ..............    14,235     1,126,415
                                                    -----------
                                                      1,470,325
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
INSURANCE BROKERS -- 0.6%
Marsh & McLennan Cos., Inc. ...........     3,030   $   325,573
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
AFLAC, Inc. ...........................     5,738       140,926
MetLife, Inc. .........................     7,918       250,842
                                                    -----------
                                                        391,768
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.3%
The Hartford Financial Services Group,
  Inc. ................................     2,607       163,798
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
The Allstate Corp. ....................     7,337       247,257
The Chubb Corp. .......................     1,855       127,995
                                                    -----------
                                                        375,252
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.3%
Merrill Lynch & Co., Inc. .............     8,697       453,288
The Goldman Sachs Group, Inc. .........     2,383       221,023
                                                    -----------
                                                        674,311
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. .....................     3,715       194,109
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 5.3%
Honeywell International, Inc. .........     8,851       299,341
Illinois Tool Works, Inc. .............     3,319       224,763
Minnesota Mining & Manufacturing Co.
  (3M).................................     4,321       510,785
Tyco International Ltd. ...............    21,862     1,287,672
United Technologies Corp. .............     5,176       334,525
                                                    -----------
                                                      2,657,086
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.3%
The Williams Cos., Inc. ...............     5,678       144,903
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.8%
Conoco, Inc. ..........................     6,823       193,091
Phillips Petroleum Co. ................     3,777       227,602
                                                    -----------
                                                        420,693
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 7.9%
ChevronTexaco Corp. ...................    11,619     1,041,178
Exxon Mobil Corp. .....................    74,733     2,937,007
                                                    -----------
                                                      3,978,185
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.7%
International Paper Co. ...............     5,292       213,532
Weyerhaeuser Co. ......................     2,354       127,305
                                                    -----------
                                                        340,837
                                                    -----------
PERSONAL CARE -- 0.7%
The Gillette Co. ......................    10,426       348,228
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .....................     3,139        92,381
                                                    -----------
PUBLISHING -- 0.3%
The McGraw-Hill Cos., Inc. ............     2,142       130,619
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. .....................     2,898   $   194,833
                                                    -----------
RAILROADS -- 0.3%
Union Pacific Corp. ...................     2,580       147,060
                                                    -----------
RESTAURANTS -- 0.7%
McDonald's Corp. ......................    14,120       373,756
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.3%
Sears, Roebuck & Co. ..................     3,564       169,789
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
CVS Corp. .............................     4,296       127,162
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.7%
Albertson's, Inc. .....................     4,101       129,140
Safeway, Inc. (a)......................     5,509       230,001
                                                    -----------
                                                        359,141
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Washington Mutual, Inc. ...............     9,650       315,555
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
The Interpublic Group of Cos., Inc. ...     4,004       118,278
                                                    -----------
TELEPHONE -- 7.6%
ALLTEL Corp. ..........................     3,257       201,055
BellSouth Corp. .......................    20,489       781,655
SBC Communications, Inc. ..............    36,945     1,447,136
Verizon Communications, Inc. ..........    29,477     1,398,978
                                                    -----------
                                                      3,828,824
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 2.6%
AT&T Corp. ............................    38,646       701,039
Sprint Corp. ..........................     8,701       174,716
WorldCom, Inc. (a).....................    32,078       451,658
                                                    -----------
                                                      1,327,413
                                                    -----------
TOBACCO -- 2.2%
Philip Morris Cos., Inc. ..............    23,671     1,085,315
                                                    -----------
WASTE MANAGEMENT -- 0.4%
Waste Management, Inc. ................     6,835       218,105
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $51,438,843)...................              50,403,073
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $16)......................        16            16
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $51,438,859)...................              50,403,089
OTHER ASSETS AND LIABILITIES --
  (0.2)%...............................                (120,911)
                                                    -----------
NET ASSETS -- 100.0%...................             $50,282,178
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.7%
AIR FREIGHT -- 1.2%
EGL, Inc. (a)..........................     2,828   $    39,451
Expeditors International of
  Washington, Inc. ....................     3,858       219,713
                                                    -----------
                                                        259,164
                                                    -----------
AIRLINES -- 0.7%
SkyWest, Inc. .........................     3,762        95,743
UAL Corp. .............................     4,021        54,283
                                                    -----------
                                                        150,026
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.7%
Gentex Corp. (a).......................     5,626       150,383
                                                    -----------
BANKS (REGIONAL) -- 1.4%
Investors Financial Services Corp. ....     2,351       155,660
Silicon Valley Bancshares (a)..........     3,418        91,363
Southwest Bancorporation of Texas,
  Inc. (a).............................     2,298        69,560
                                                    -----------
                                                        316,583
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.5%
Constellation Brands, Inc. (Class A)
  (a)..................................     2,765       118,480
                                                    -----------
BIOTECHNOLOGY -- 7.2%
Advanced Tissue Sciences, Inc. (a).....     3,569        15,561
Alexion Pharmaceuticals, Inc. (a)......     1,303        31,845
Aviron (a).............................     2,331       115,921
Biosite Diagnostics, Inc. (a)..........     1,010        18,554
Cell Genesys, Inc. (a).................     2,586        60,099
COR Therapeutics, Inc. (a).............     4,177        99,956
CV Therapeutics, Inc. (a)..............     1,512        78,654
CYTOGEN Corp. (a)......................     5,723        17,226
Enzo Biochem, Inc. (a).................     1,648        38,728
Enzon, Inc. (a)........................     3,193       179,702
Gene Logic, Inc. (a)...................     2,020        38,057
Genome Therapeutics Corp. (a)..........     1,674        11,400
Geron Corp. (a)........................     1,565        13,615
Hyseq, Inc. (a)........................       929         7,172
Immunomedics, Inc. (a).................     2,918        59,119
Incyte Genomics, Inc. (a)..............     4,955        96,920
Lexicon Genetics, Inc. (a).............     2,038        23,519
Myriad Genetics, Inc. (a)..............     1,668        87,803
Nabi (a)...............................     2,888        29,804
Northfield Laboratories, Inc. (a)......       901         7,731
NPS Pharmaceuticals, Inc. (a)..........     2,244        85,945
Organogenesis, Inc. (a)................     2,643        12,686
OSI Pharmaceuticals, Inc. (a)..........     2,600       118,924
Pharmacyclics, Inc. (a)................     1,228        12,206
Regeneron Pharmaceuticals, Inc. (a)....     2,224        62,628
SangStat Medical Corp. (a).............     1,583        31,090
SuperGen, Inc. (a).....................     2,173        31,117
Transkaryotic Therapies, Inc. (a)......     1,762        75,414
Trimeris, Inc. (a).....................     1,316        59,180
XOMA, Ltd. (a).........................     5,309        52,294
                                                    -----------
                                                      1,572,870
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.5%
Comcast Corp. (Class A) (a)............     1,662        59,832
Cox Radio, Inc. (Class A) (a)..........     3,116        79,396
Insight Communications Co., Inc. (a)...     3,696        89,295

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Pegasus Communications Corp. (Class A)
  (a)..................................     2,570   $    26,754
RCN Corp. (a)..........................     3,121         9,145
Sirius Satellite Radio, Inc. (a).......     3,226        37,518
UnitedGlobalCom, Inc. (Class A) (a)....     4,788        23,940
                                                    -----------
                                                        325,880
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 2.5%
AirGate PCS, Inc. (a)..................     2,007        91,419
Leap Wireless International, Inc.
  (a)..................................     2,780        58,296
Nextel Partners, Inc. (Class A) (a)....    10,574       126,888
Rural Celluar Corp. (Class A) (a)......       784        17,444
TeleCorp PCS, Inc. (Class A) (a).......    10,879       135,661
Triton PCS Holdings, Inc. (Class A)
  (a)..................................     2,239        65,715
United States Cellular Corp. (a).......     1,153        52,173
                                                    -----------
                                                        547,596
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 4.3%
Aspect Communications Corp. (a)........     3,890        15,093
AudioCodes, Ltd. (a)...................     2,998        16,939
Audiovox Corp. (Class A) (a)...........     1,298         9,683
Avanex Corp. (a).......................     4,226        24,933
Corvis Corp. (a).......................    20,489        66,179
Ditech Communications Corp. (a)........     2,254        13,569
Harmonic, Inc. (a).....................     4,404        52,936
IDT Corp. (Class B) (a)................     3,387        56,258
Inter-Tel, Inc. .......................     1,430        27,485
Loral Space & Communications Ltd.
  (a)..................................    25,186        75,306
Metromedia Fiber Network, Inc. (Class
  A) (a)...............................    39,268        17,278
Netro Corp. (a)........................     2,622         9,623
NMS Communications Corp. (a)...........     2,739        13,202
ONI Systems Corp. (a)..................     9,521        59,697
Oplink Communications, Inc. (a)........     9,302        17,534
Proxim, Inc. (a).......................     2,024        20,078
REMEC, Inc. (a)........................     3,417        34,136
SonicWall, Inc. (a)....................     4,002        77,799
Spectrasite Holdings, Inc. (a).........    10,222        36,697
Sycamore Networks, Inc. (a)............    13,704        73,453
Tekelec (a)............................     3,519        63,729
Terayon Communication Systems, Inc
  (a)..................................     4,686        38,758
UTStarcom, Inc. (a)....................     4,247       121,040
Wireless Facilities, Inc. (a)..........     1,544        10,391
                                                    -----------
                                                        951,796
                                                    -----------
COMPUTERS (HARDWARE) -- 2.2%
Computer Network Technology Corp.
  (a)..................................     2,240        39,850
Concurrent Computer Corp. (a)..........     4,421        65,652
Echelon Corp. (a)......................     2,547        36,065
Handspring, Inc. (a)...................     5,017        33,815
McDATA Corp. (Class B) (a).............     1,457        36,585
National Instruments Corp. (a).........     2,251        84,322
Riverstone Networks, Inc. (a)..........     8,527       141,548
Silicon Graphics, Inc. (a).............    12,957        27,210
SONICblue, Inc. (a)....................     6,293        25,424
                                                    -----------
                                                        490,471
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.0%
Advanced Digital Information Corp.
  (a)..................................     4,647        74,538
M-Systems Flash Disk Pioneers, Ltd.
  (a)..................................     2,082        24,339
Maxtor Corp. (a).......................    14,790        93,769

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
MICROS Systems, Inc. (a)...............     1,317   $    33,057
Oak Technology, Inc. (a)...............     3,806        52,332
SanDisk Corp. (a)......................     4,716        67,910
Western Digital Corp. (a)..............    13,823        86,670
                                                    -----------
                                                        432,615
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 18.2%
Acuate Corp. (a).......................     4,158        21,913
Aether Systems, Inc. (a)...............     2,483        22,844
Agile Software Corp. (a)...............     3,251        55,982
Akamai Technologies, Inc. (a)..........     6,589        39,139
Answerthink, Inc. (a)..................     3,151        20,576
Ariba, Inc. (a)........................    17,982       110,769
Aspen Technology, Inc. (a).............     2,319        38,959
BroadVision, Inc. (a)..................    16,820        46,087
Clarent Corp. (a)......................     1,659           830
CMGI, Inc. (a).........................    20,339        33,153
CNET Networks, Inc. (a)................     8,834        79,241
Commerce One, Inc. (a).................    21,103        75,338
Covansys Corp. (a).....................     2,227        19,932
Dendrite International, Inc. (a).......     2,750        38,583
Documentum, Inc. (a)...................     2,882        62,597
E.piphany, Inc. (a)....................     5,358        46,668
Earthlink, Inc. (a)....................     9,613       116,990
Entrust Technologies, Inc. (a).........     3,616        36,847
F5 Networks, Inc. (a)..................     1,389        29,919
Foundry Networks, Inc. (a).............     7,415        60,432
HNC Software, Inc. ....................     2,623        54,034
HomeStore.com, Inc. (a)................     4,666         8,399
Hyperion Solutions Corp. (a)...........     2,430        48,260
Informatica Corp. (a)..................     5,186        75,249
InfoSpace, Inc. (a)....................    18,160        37,228
Inktomi Corp. (a)......................    10,299        69,106
Internap Network Services Corp. (a)....     9,689        11,239
Internet Security Systems, Inc. (a)....     2,954        94,705
Interwoven, Inc. (a)...................     7,781        75,787
Kana Software, Inc. (a)................     1,168        22,729
Keynote Systems, Inc. (a)..............     1,759        16,447
Legato Systems, Inc. (a)...............     6,687        86,730
Liberate Technologies, Inc. (a)........     4,689        53,830
Macromedia, Inc. (a)...................     4,391        78,160
Macrovision Corp. (a)..................     3,249       114,430
Manugistics Group, Inc. (a)............     4,322        91,108
MatrixOne, Inc. (a)....................     3,163        41,087
Micromuse, Inc. (a)....................     5,400        81,000
MicroStrategy, Inc. (Class A) (a)......     2,896        11,150
MRO Software, Inc. (a).................     1,193        27,892
Multex.com, Inc. (a)...................     2,228        10,026
Netegrity, Inc. (a)....................     2,336        45,225
NetIQ Corp. (a)........................     3,986       140,546
Network Assocs, Inc. (a)...............    10,204       263,773
Nuance Communications, Inc. (a)........     2,206        20,075
OpenTV Corp. (Class A) (a).............     1,954        16,160
Overture Services, Inc. (a)............     2,952       104,589
Packeteer, Inc. (a)....................     2,098        15,462
PC-Tel, Inc. (a).......................     1,287        12,497
Perot Systems Corp. (Class A) (a)......     5,062       103,366
Pharmacopeia, Inc. (a).................     1,624        22,557
Portal Software, Inc (a)...............     9,619        20,008
Priceline.com, Inc. (a)................     6,241        36,323

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Quest Software, Inc. (a)...............     2,568   $    56,778
RadiSys Corp. (a)......................     1,114        21,901
RealNetworks, Inc. (a).................     8,076        47,971
Red Hat, Inc. (a)......................     8,964        63,644
Redback Networks, Inc. (a).............    11,733        46,345
Retek, Inc. (a)........................     3,816       113,984
RSA Security, Inc. (a).................     3,843        67,099
S1 Corp. (a)...........................     4,089        66,160
SeeBeyond Technology Corp. (a).........     2,702        26,209
SERENA Software, Inc. (a)..............     1,550        33,697
Sonus Networks, Inc. (a)...............    14,125        65,257
SpeechWorks International, Inc. (a)....     2,127        23,929
Stellent, Inc. (a).....................     1,491        44,074
StorageNetworks, Inc. (a)..............     4,196        25,931
Take-Two Interactive Software, Inc.
  (a)..................................     2,395        38,727
THQ, Inc. (a)..........................     1,826        88,506
TIBCO Software, Inc. (a)...............     4,957        74,008
Transaction Systems Architects, Inc.
  (Class A) (a)........................     2,775        34,022
Verity, Inc. (a).......................     2,699        54,655
Viewpoint Corp. (a)....................     2,616        17,815
Vitria Technology, Inc. (a)............     6,950        44,410
WatchGuard Technologies, Inc. (a)......     1,806        11,757
webMethods, Inc. (a)...................     3,534        59,230
ZixIt Corp. (a)........................     1,160         5,870
                                                    -----------
                                                      3,997,955
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
Blyth, Inc. ...........................     2,618        60,868
Fossil, Inc. (a).......................     1,270        26,670
                                                    -----------
                                                         87,538
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 2.1%
Patterson Dental Co. (a)...............     4,617       188,974
Performance Food Group Co. (a).........     3,023       106,319
Priority Healthcare Corp. (Class B)
  (a)..................................     2,468        86,849
Scios, Inc. (a)........................     3,355        79,748
                                                    -----------
                                                        461,890
                                                    -----------
ELECTRICAL EQUIPMENT -- 2.1%
American Superconductor Corp. (a)......     1,420        17,409
C&D Technologies, Inc. ................     1,993        45,540
C-COR.net Corp. (a)....................     2,441        35,565
Plexus Corp. (a).......................     3,148        83,611
Plug Power, Inc. (a)...................     1,006         8,793
Power-One, Inc. (a)....................     5,099        53,081
Stratos Lightwave, Inc. (a)............     4,865        29,920
Technitrol, Inc. ......................     2,328        64,299
Three-Five Systems, Inc. (a)...........     1,631        25,949
Veeco Instruments, Inc. (a)............     2,046        73,758
Vicor Corp. (a)........................     1,553        25,159
                                                    -----------
                                                        463,084
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Aeroflex, Inc. (a).....................     4,406        83,406
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 1.3%
Alpha Industries, Inc. (a).............     3,295        71,831
Caliper Technologies Corp. (a).........     1,835        28,644
Molecular Devices Corp. (a)............     1,202        25,086
Newport Corp. .........................     2,759        53,194

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Orbotech Ltd. (a)......................     2,410   $    75,072
Trimble Navigation, Ltd. (a)...........     1,888        30,604
                                                    -----------
                                                        284,431
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 4.0%
ANADIGICS, Inc. (a)....................     2,269        34,602
Centillium Communications, Inc. (a)....     2,430        19,100
Cirrus Logic, Inc. (a).................     5,084        67,210
DSP Group, Inc. (a)....................     1,829        42,543
GlobespanVirata, Inc. (a)..............     8,118       105,128
hi/fn, Inc. (a)........................       771        11,156
Integrated Circuit Systems, Inc. (a)...     4,067        91,874
Kopin Corp. (a)........................     4,798        67,172
New Focus, Inc. (a)....................     4,821        18,368
PLX Technology, Inc. (a)...............     1,625        20,491
Semtech Corp. (a)......................     5,212       186,016
Silicon Image, Inc. (a)................     4,506        16,943
Silicon Laboratories, Inc. (a).........     1,787        60,240
Silicon Storage Technology, Inc. (a)...     6,045        58,274
Transmeta Corp. (a)....................     7,672        17,569
TranSwitch Corp. (a)...................     6,437        28,966
Zoran Corp. (a)........................     1,328        43,346
                                                    -----------
                                                        888,998
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.7%
Dycom Industries, Inc. (a).............     3,224        53,873
EMOR Group, Inc. (a)...................     1,122        50,939
SBA Communications Corp. (a)...........     3,152        41,039
                                                    -----------
                                                        145,851
                                                    -----------
ENTERTAINMENT -- 0.3%
Metro-Goldwyn-Mayer, Inc. .............     3,238        70,912
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.1%
Asyst Technologies, Inc. (a)...........     2,658        33,916
Brooks Automation, Inc. (a)............     1,297        52,749
Cymer, Inc. (a)........................     2,312        61,800
EMCORE Corp. (a).......................     2,021        27,182
LTX Corp. (a)..........................     3,632        76,054
                                                    -----------
                                                        251,701
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 0.1%
CompuCredit Corp. (a)..................     1,335        15,700
                                                    -----------
FOODS -- 1.8%
American Italian Pasta Co. (Class A)
  (a)..................................     1,322        55,564
Dean Foods Co. (a).....................     3,135       213,807
Dreyer's Grand Ice Cream, Inc. ........     1,562        60,152
Hain Celestial Group, Inc. (a).........     2,080        57,117
                                                    -----------
                                                        386,640
                                                    -----------
FOOTWEAR -- 0.3%
Kenneth Cole Productions, Inc. (Class
  A) (a)...............................       748        13,240
The Timberland Co. (Class A) (a).......     1,612        59,773
                                                    -----------
                                                         73,013
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.3%
Aztar Corp. (a)........................     2,780        50,874
Ticketmaster Online-CitySearch, Inc.
  (Class B) (a)........................     1,235        20,242
                                                    -----------
                                                         71,116
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
GOLD/PRECIOUS METALS MINING -- 0.2%
Stillwater Mining Co. (a)..............     2,908   $    53,798
                                                    -----------
HARDWARE & TOOLS -- 0.5%
The Scotts Co. (Class A) (a)...........     2,151       102,388
                                                    -----------
HEALTH CARE (DRUGS) -- 0.8%
Medicis Pharmaceutical Corp. (Class A)
  (a)..................................     2,222       143,519
Noven Pharmaceuticals, Inc. (a)........     1,676        29,749
                                                    -----------
                                                        173,268
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.7%
Cell Pathways, Inc. (a)................     2,210        15,382
Cell Therapeutics, Inc. (a)............     2,154        51,998
Cubist Pharmaceuticals, Inc. (a).......     2,132        76,667
Emisphere Technologies, Inc. (a).......     1,231        39,281
EntreMed, Inc. (a).....................     1,351        11,416
Guilford Pharmaceuticals, Inc. (a).....     2,140        25,680
Inhale Therapeutic Systems, Inc. (a)...     4,163        77,224
Kos Pharmaceuticals, Inc. (a)..........       390        13,494
Ligand Pharmaceuticals, Inc.
  (Class B) (a)........................     3,858        69,058
PRAECIS Pharmaceuticals, Inc. (a)......     3,854        22,430
SICOR, Inc. (a)........................     5,704        89,439
Tularik, Inc. (a)......................     2,767        66,463
United Therapeutics Corp. (a)..........     1,255        13,064
ViroPharma, Inc. (a)...................     1,379        31,648
                                                    -----------
                                                        603,244
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 1.0%
Province Healthcare Co. (a)............     2,224        68,633
Triad Hospitals, Inc. (a)..............     4,943       145,077
                                                    -----------
                                                        213,710
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
Oxford Health Plans, Inc. (a)..........     6,811       205,284
Trigon Healthcare, Inc. (a)............     2,652       184,181
                                                    -----------
                                                        389,465
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.4%
ArthroCare Corp. (a)...................     1,709        30,642
Cyberonics, Inc. (a)...................     1,340        35,550
Cygnus, Inc. (a).......................     2,331        12,238
DENTSPLY International, Inc. ..........     3,381       169,726
I-STAT Corp. (a).......................     1,399        11,038
Novoste Corp. (a)......................     1,204        10,523
PolyMedica Corp. (a)...................       981        16,285
ResMed, Inc. (a).......................     2,061       111,129
Syncor International Corp. (a).........     1,505        43,103
Theragenics Corp. (a)..................     2,300        22,678
Visible Genetics, Inc. (a).............     1,145        12,767
VISX, Inc. (a).........................     4,176        55,332
                                                    -----------
                                                        531,011
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 3.1%
AdvancePCS (a).........................     5,359       157,287
CuraGen Corp. (a)......................     2,830        63,307
FuelCell Energy, Inc. (a)..............     2,506        45,459
Impath, Inc. (a).......................     1,210        53,857
Maxygen, Inc. (a)......................     2,079        36,528
Orthodontics Centers of America, Inc.
  (a)..................................     3,167        96,594

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Pharmaceutical Product Development,
  Inc. (a).............................     3,427   $   110,726
Renal Care Group, Inc. (a).............     3,683       118,224
                                                    -----------
                                                        681,982
                                                    -----------
HOMEBUILDING -- 1.0%
Catellus Development Corp. (a).........     5,900       108,560
KB HOME................................     2,982       119,578
                                                    -----------
                                                        228,138
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.5%
Ethan Allen Interiors, Inc. ...........     2,719       113,083
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.4%
Ameritrade Holding Corp. (Class A)
  (a)..................................     9,839        58,247
Interactive Data Corp. ................     2,639        37,315
                                                    -----------
                                                         95,562
                                                    -----------
INVESTMENT MANAGEMENT -- 1.2%
Affiliated Managers Group, Inc. (a)....     1,673       117,913
Eaton Vance Corp. .....................     4,309       153,185
                                                    -----------
                                                        271,098
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.0%
Bally Total Fitness Holding Corp.
  (a)..................................     2,191        47,238
International Speedway Corp. (Class
  A)...................................     1,470        57,477
JAKKS Pacific, Inc. (a)................     1,382        26,189
Monaco Coach Corp. (a).................     2,157        47,174
Winnebago Industries, Inc. ............       963        35,573
                                                    -----------
                                                        213,651
                                                    -----------
LODGING (HOTELS) -- 0.5%
Extended Stay America, Inc. (a)........     6,982       114,505
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.6%
MSC Industrial Direct Co., Inc. (Class
  A) (a)...............................     2,718        53,681
Presstek, Inc. (a).....................     2,185        20,036
The Manitowoc Co., Inc. ...............     1,842        57,286
                                                    -----------
                                                        131,003
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.0%
Astec Industries, Inc. (a).............     1,134        16,397
CTS Corp. .............................     2,163        34,392
Dionex Corp. (a).......................     1,682        42,908
Roper Industries, Inc. ................     2,308       114,246
Valence Technology, Inc. (a)...........     2,184         7,360
                                                    -----------
                                                        215,303
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.2%
Western Gas Resources, Inc. ...........     1,585        51,227
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
United Stationers, Inc. (a)............     2,541        85,505
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.5%
Atwood Oceanics, Inc. (a)..............       839        29,239
Grey Wolf, Inc. (a)....................    13,696        40,677
Superior Energy Services, Inc. (a).....     4,477        38,726
                                                    -----------
                                                        108,642
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.8%
Chesapeake Energy Corp. (a)............    11,069        73,166
Evergreen Resources, Inc. (a)..........     1,140        44,015
Forest Oil Corp. ......................     2,402        67,760
Stone Energy Corp. (a).................     1,861        73,510

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
The Meridian Resource Corp. (a)........     3,094   $    12,345
Tom Brown, Inc. (a)....................     2,256        60,935
Vintage Petroleum, Inc. ...............     4,028        58,205
                                                    -----------
                                                        389,936
                                                    -----------
PUBLISHING -- 0.7%
Meredith Corp. ........................     2,200        78,430
PRIMEDIA, Inc. (a).....................    18,071        78,609
                                                    -----------
                                                        157,039
                                                    -----------
RESTAURANTS -- 1.8%
CEC Entertainment, Inc. (a)............     2,103        91,249
Jack in the Box, Inc. (a)..............     2,933        80,775
Papa John's International, Inc. (a)....     1,224        33,636
Sonic Corp. (a)........................     2,000        72,000
The Cheesecake Factory, Inc. (a).......     3,399       118,183
                                                    -----------
                                                        395,843
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.9%
Ross Stores, Inc. .....................     5,969       191,485
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.7%
Insight Enterprises, Inc. (a)..........     2,984        73,406
Stamps.com, Inc. (a)...................     3,411        12,211
ValueVision International, Inc. (Class
  A) (a)...............................     2,935        57,497
                                                    -----------
                                                        143,114
                                                    -----------
RETAIL (SPECIALTY) -- 2.6%
Barnes & Noble, Inc. (a)...............     3,869       114,522
Genesco, Inc. (a)......................     1,660        34,462
Guitar Center, Inc. (a)................     1,689        23,038
Linen 'n Things, Inc. (a)..............     3,049        77,749
O'Reilly Automotive, Inc. (a)..........     3,682       134,283
OfficeMax, Inc. (a)....................     6,583        29,623
Williams-Sonoma, Inc. (a)..............     3,440       147,576
                                                    -----------
                                                        561,253
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 1.2%
American Eagle Outfitters, Inc. (a)....     3,645        95,390
AnnTaylor Stores Corp. (a).............     2,180        76,300
Pacific Sunwear of California, Inc.
  (a)..................................     2,463        50,294
The Children's Place Retail Stores,
  Inc. (a).............................     1,119        30,381
                                                    -----------
                                                        252,365
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Duane Reade, Inc. (a)..................     1,730        52,505
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.8%
Krispy Kreme Doughnuts, Inc. (a).......     3,350       148,070
Wild Oats Markets, Inc. (a)............     1,638        16,265
                                                    -----------
                                                        164,335
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.1%
Net.B@nk, Inc. (a).....................     2,292        24,020
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 2.3%
ADVO, Inc. (a).........................     1,536        66,048
Catalina Marketing Corp. (a)...........     3,886       134,844
DoubleClick, Inc. (a)..................     9,303       105,496
Harte-Hanks, Inc. .....................     2,759        77,721
Metris Cos., Inc. .....................     4,799       123,382
                                                    -----------
                                                        507,491
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SERVICES (COMMERCIAL & CONSUMER) -- 3.8%
Copart, Inc. (a).......................     3,185   $   115,838
DeVry, Inc. (a)........................     4,491       127,769
DiamondCluster International, Inc.
  (Class A) (a)........................     1,767        23,148
FreeMarkets, Inc. (a)..................     2,780        66,637
Getty Images, Inc. (a).................     3,032        69,675
IGEN International, Inc. (a)...........     1,084        43,468
InterDigital Communications Corp.
  (a)..................................     4,219        40,924
Learning Tree International, Inc.
  (a)..................................       925        25,808
NCO Group, Inc. (a)....................     1,793        41,060
Pre-Paid Legal Services, Inc. (a)......     1,619        35,456
Rambus, Inc. (a).......................     7,151        57,137
Sunrise Assisted Living, Inc. (a)......     1,430        41,627
Sylvan Learning Systems, Inc. (a)......     2,640        58,265
TeleTech Holdings, Inc. (a)............     2,918        41,815
The Profit Recovery Group
  International, Inc. (a)..............     3,369        27,457
Universal Access Global Holdings,
  Inc. (a).............................     3,506        16,443
                                                    -----------
                                                        832,527
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.8%
Digital River, Inc. (a)................     1,752        27,892
Keane, Inc. (a)........................     4,063        73,256
MedQuist, Inc. (a).....................       850        24,862
Sapient Corp. (a)......................     6,162        47,571
                                                    -----------
                                                        173,581
                                                    -----------
SERVICES (DATA PROCESSING) -- 1.5%
CSG Systems International, Inc. (a)....     3,766       152,334
Global Payments, Inc. .................     1,957        67,321
NDCHealth Corp. .......................     2,544        87,895
ProBusiness Services, Inc. (a).........     1,556        29,253
                                                    -----------
                                                        336,803
                                                    -----------
SERVICES (ENVIRONMENTAL) -- 0.3%
Tetra Tech, Inc. (a)...................     3,792        75,499
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TELEPHONE (LONG DISTANCE) -- 1.1%
Allegiance Telecom, Inc. (a)...........     7,918   $    65,640
IDT Corp. (Class B) (a)................     1,527        29,792
NTL, Inc. .............................     7,096         6,670
Time Warner Telecom, Inc. (Class A)
  (a)..................................     3,674        64,993
Williams Communications Group, Inc.
  (a)..................................    36,135        84,918
                                                    -----------
                                                        252,013
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Quiksilver, Inc. (a)...................     1,738        29,894
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.8%
Mohawk Industries, Inc. (a)............     3,134       171,994
                                                    -----------
TRUCKERS -- 0.6%
Landstar Systems, Inc. (a).............       621        45,029
Swift Transportation Co., Inc. (a).....     4,459        95,913
                                                    -----------
                                                        140,942
                                                    -----------
TRUCKS & PARTS -- 0.1%
Wabash National Corp. .................     1,745        13,611
                                                    -----------
WASTE MANAGEMENT -- 0.4%
Stericycle, Inc. (a)...................     1,278        77,805
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $22,587,984)...................              21,918,737
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $188).....................       188           188
                                                    -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $22,588,172)...................              21,918,925
OTHER ASSETS AND LIABILITIES -- 0.3%...                  65,535
                                                    -----------
NET ASSETS -- 100.0%...................             $21,984,460
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 1.0%
AAR Corp. .............................     2,022   $    18,218
Alliant Techsystems, Inc. (a)..........     1,559       120,355
Curtiss-Wright Corp. (Class B).........       347        16,142
Precision Castparts Corp. .............     3,461        97,773
                                                    -----------
                                                        252,488
                                                    -----------
AGRICULTURE -- 0.6%
Corn Products International, Inc. .....     2,401        84,635
Universal Corp. .......................     1,925        70,089
                                                    -----------
                                                        154,724
                                                    -----------
AIR FREIGHT -- 0.2%
Airborne, Inc. ........................     3,453        51,208
                                                    -----------
AIRLINES -- 0.8%
AirTran Holdings, Inc. (a).............     5,087        33,574
Alaska Air Group, Inc. (a).............     1,903        55,377
Continental Airlines, Inc. (Class B)
  (a)..................................     3,994       104,683
                                                    -----------
                                                        193,634
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.8%
Actuant Corp. .........................       615        20,664
ArvinMeritor, Inc. ....................     4,792        94,115
BorgWarner, Inc. ......................     1,888        98,648
Cooper Tire & Rubber Co. ..............     5,225        83,391
Modine Manufacturing Co. ..............     2,081        48,550
Snap-on, Inc. .........................     4,168       140,295
Superior Industries International,
  Inc. ................................     1,414        56,913
Tower Automotive, Inc. (a).............     3,419        30,873
Visteon Corp. .........................     9,444       142,038
                                                    -----------
                                                        715,487
                                                    -----------
BANKS (REGIONAL) -- 10.4%
AMCORE Financial, Inc. ................     1,892        42,286
BancorpSouth, Inc. ....................     5,500        91,300
BSB Bancorp, Inc. .....................       775        18,375
Chittenden Corp. ......................     2,312        63,811
Citizens Banking Corp. ................     2,779        91,374
City National Corp. ...................     2,954       138,395
Colonial Bancgroup, Inc. ..............     7,850       110,606
Commercial Federal Corp. ..............     3,339        78,467
Community First Bankshares, Inc. ......     2,895        74,373
Cullen/Frost Bankers, Inc. ............     3,733       115,275
Dime Community Bancshares..............     1,101        30,894
First Midwest Bancorp, Inc. ...........     3,383        98,750
FirstMerit Corp. ......................     6,172       167,199
Fulton Financial corp. ................     5,955       129,998
GBC Bancorp. ..........................       908        26,786
Hudson United Bancorp..................     3,328        95,514
Independence Community Bank Corp. .....     3,873        88,149
Old National Bancorp...................     3,950        99,737
Pacific Century Financial Corp. .......     5,538       143,379
Park National Corp. ...................       817        75,777
Provident Bankshares Corp. ............     1,849        44,931
Provident Financial Group, Inc. .......     2,201        57,842
Republic Bancorp, Inc. ................     3,922        54,320
Sky Financial Group, Inc. .............     5,319       108,188
South Financial Group, Inc. ...........     3,152        55,948
Sterling Bancshares, Inc. .............     3,228        40,415

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Trustmark Corp. .......................     4,103   $    99,416
UnionBanCal Corp. .....................     3,829       145,502
United Bankshares, Inc. ...............     2,735        78,932
Westamerica Bancorp....................     2,492        98,608
Whitney Holding Corp. .................     1,787        78,360
                                                    -----------
                                                      2,642,907
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.1%
Hearst-Argyle Television, Inc. (a).....     1,199        25,850
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Lafarge Corp. .........................     2,078        78,070
                                                    -----------
CHEMICALS -- 0.7%
Georgia Gulf Corp. ....................     2,400        44,400
Lyondell Chemical Co. .................     8,475       121,447
                                                    -----------
                                                        165,847
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.6%
FMC Corp. (a)..........................     1,886       112,217
Olin Corp. ............................     3,150        50,841
                                                    -----------
                                                        163,058
                                                    -----------
CHEMICALS SPECIALTY -- 3.8%
A. Schulman, Inc. .....................     2,197        29,989
Crompton Corp. ........................     8,113        73,017
Cytec Industries, Inc. (a).............     2,859        77,193
Ferro Corp. ...........................     2,040        52,632
Great Lakes Chemical Corp. ............     2,761        67,037
H.B. Fuller Co. .......................     2,032        58,461
Hercules, Inc. ........................     7,786        77,860
Lubrizol Corp. ........................     3,690       129,482
Millennium Chemicals, Inc. ............     4,563        57,494
Monsanto Co. ..........................     2,739        92,578
RPM, Inc. .............................     7,354       106,339
Valspar Corp. .........................     3,249       128,660
                                                    -----------
                                                        950,742
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
Brightpoint, Inc. (a)..................     4,316        13,552
                                                    -----------
COMPUTERS (HARDWARE) -- 0.1%
MRV Communications, Inc. (a)...........     5,911        25,063
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.6%
Storage Technology Corp. (a)...........     7,500       155,025
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.1%
Roxio, Inc. (a)........................     1,279        21,167
                                                    -----------
CONSTRUCTION -- 0.2%
Texas Industries, Inc. ................     1,495        55,166
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.6%
American Greetings Corp. (Class A).....     4,516        62,230
Lancaster Colony Corp. ................     2,266        80,466
                                                    -----------
                                                        142,696
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.6%
Ball Corp. ............................     1,988       140,552
Crown Cork & Seal Co., Inc. ...........     9,500        24,130
                                                    -----------
                                                        164,682
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. ......................     1,172        32,593
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
DISTRIBUTORS (FOOD & HEALTH) -- 0.4%
Fleming Cos., Inc. ....................     3,192   $    59,052
PSS World Medical, Inc. (a)............     5,511        44,970
                                                    -----------
                                                        104,022
                                                    -----------
ELECTRIC COMPANIES -- 5.4%
ALLETE.................................     5,345       134,694
Avista Corp. ..........................     3,394        45,004
Black Hills Corp. .....................     1,898        64,228
Cleco Corp. ...........................     3,239        71,161
Conectiv, Inc. ........................     5,976       146,352
El Paso Electric Co. (a)...............     3,623        52,534
Hawaiian Electric Industries, Inc. ....     2,551       102,754
IDACORP, Inc. .........................     2,697       109,498
NRG Energy, Inc. ......................     3,847        59,629
OGE Energy Corp. ......................     5,614       129,571
PNM Resources, Inc. ...................     (216)        (6,037)
Public Service Co. of New Mexico.......     3,031        84,716
RSG Energy Group, Inc. ................     2,491        93,662
Sierra Pacific Resources...............     7,359       110,753
The Montana Power Co. .................     7,451        42,843
Unisource Energy Corp. ................     2,403        43,711
Western Resources, Inc. ...............     4,046        69,591
                                                    -----------
                                                      1,354,664
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
Acuity Brands, Inc. (a)................     3,083        37,304
APW Ltd. (a)...........................     3,318         5,508
Checkpoint Systems, Inc. (a)...........     2,454        32,884
Cohu, Inc. ............................     1,474        29,111
Garmin Ltd. (a)........................     3,226        68,778
National Service Industries, Inc. .....     3,083         6,228
Thomas & Betts Corp. ..................     4,178        88,365
                                                    -----------
                                                        268,178
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Pioneer Standard Electronics, Inc. ....     2,400        30,480
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Methode Electronics, Inc. (Class A)....     2,506        20,048
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.6%
Adaptec, Inc. .........................     7,614       110,403
ESS Technology, Inc. (a)...............     2,099        44,625
                                                    -----------
                                                        155,028
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.7%
Jacobs Engineering Group, Inc. (a).....     1,686       111,276
McDermott International, Inc. (a)......     4,400        53,988
                                                    -----------
                                                        165,264
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 13.7%
Allied Capital Corp. ..................     7,131       185,406
Arden Realty, Inc. ....................     4,589       121,609
Brandywine Realty Trust................     2,304        48,545
BRE Properties, Inc. (Class A).........     3,287       101,766
Camden Property Trust..................     2,925       107,348
Capital Automotive REIT................     2,004        39,860
CarrAmerica Realty Corp. ..............     2,470        74,347
CBL & Associates Properties, Inc. .....     1,717        54,086
CenterPoint Properties Corp. ..........     1,638        81,572
Chelsea Property Group, Inc. ..........     1,259        61,817

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Colonial Properties Trust..............     1,381   $    43,018
Cousins Properties, Inc. ..............     2,869        69,889
Developers Diversified Realty Corp. ...     3,692        70,517
Equity Inns, Inc. .....................     2,973        19,681
Federal Realty Investment Trust........     2,961        68,103
FelCor Lodging Trust, Inc. ............     3,013        50,347
First Industrial Realty Trust, Inc. ...     2,831        88,044
General Growth Properties, Inc. .......     3,504       135,955
Glenborough Realty Trust, Inc. ........     1,945        37,733
Health Care Property Investors,
  Inc. ................................     3,987       144,369
Health Care REIT, Inc. ................     2,330        56,736
Healthcare Realty Trust, Inc. .........     2,947        82,516
Highwoods Properties, Inc. ............     3,809        98,844
Home Properties of New York, Inc. .....     1,386        43,798
Hospitality Properties Trust...........     4,188       123,546
HRPT Properties Trust..................     9,287        80,425
iStar Financial, Inc. .................     2,371        59,156
JDN Realty Corp. ......................     2,331        28,741
Kilroy Realty Corp. ...................     1,955        51,358
Koger Equity...........................     2,077        33,855
Macerich Co. ..........................     2,429        64,611
Mack-Cali Realty Corp. ................     4,104       127,306
Manufactured Home Communities, Inc. ...     1,510        47,127
Medallion Financial Corp. .............     1,213         9,583
MeriStar Hospitality Corp. ............     3,198        45,412
Mills Corp. ...........................     1,394        36,913
Mutual Risk Management, Ltd. ..........     3,058        22,323
Nationwide Health Properties, Inc. ....     3,563        66,593
Post Properties, Inc. .................     2,653        94,208
Prentiss Properties Trust..............     2,513        68,982
Reckson Associates Realty Corp. .......     3,249        75,897
RFS Hotel Investors, Inc. .............     2,017        22,953
Security Capital Group, Inc. (Class B)
  (a)..................................     5,385       136,617
Shurgard Storage Centers, Inc. (Class
  A)...................................     2,188        70,016
SL Green Realty Corp. .................     2,149        65,996
Storage USA, Inc. .....................     1,183        49,804
United Dominion Realty Trust, Inc. ....     7,141       102,830
Weingarten Realty Investors............     2,163       103,824
                                                    -----------
                                                      3,473,982
                                                    -----------
FOODS -- 1.9%
Dole Food Co., Inc. ...................     3,074        82,475
Flowers Foods, Inc. (a)................     1,429        57,046
International Multifoods Corp. ........     1,453        34,727
Interstate Bakeries Corp. .............     2,558        61,852
Ralcorp Holdings, Inc. (a).............     2,146        48,714
Tyson Foods, Inc. (Class A)............    16,569       191,372
                                                    -----------
                                                        476,186
                                                    -----------
FOOTWEAR -- 0.7%
Reebok International, Ltd. (a).........     3,855       102,158
Stride Rite Corp. .....................     3,362        22,021
Wolverine World Wide, Inc. ............     2,988        44,969
                                                    -----------
                                                        169,148
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.7%
GTECH Holdings Corp. (a)...............     2,071        93,796
Mandalay Resort Group (a)..............     4,221        90,329
                                                    -----------
                                                        184,125
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HARDWARE & TOOLS -- 0.1%
WD-40 Co. .............................     1,197   $    31,900
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.3%
Beverly Enterprises, Inc. (a)..........     7,502        64,517
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.7%
Humana, Inc. (a).......................    11,594       136,693
US Oncology, Inc. (a)..................     6,790        51,197
                                                    -----------
                                                        187,890
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/ SUPPLIES) -- 0.9%
Edwards Lifesciences Corp. (a).........     4,241       117,179
Henry Schein, Inc. (a).................     3,054       113,089
                                                    -----------
                                                        230,268
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.9%
Omnicare, Inc. ........................     6,716       167,094
Pediatrix Medical Group, Inc. (a)......     1,719        58,309
                                                    -----------
                                                        225,403
                                                    -----------
HOMEBUILDING -- 1.7%
Clayton Homes, Inc. ...................     7,167       122,556
Lennar Corp. ..........................     3,898       182,504
LNR Property Corp. ....................     1,741        54,284
Toll Brothers, Inc. (a)................     1,834        80,513
                                                    -----------
                                                        439,857
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. ......................     3,699        71,206
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.2%
AmerUs Group Co. ......................     1,612        57,774
Nationwide Financial Services, Inc.
  (Class A)............................     1,726        71,560
Presidential Life Corp. ...............     1,667        34,274
Reinsurance Group of America, Inc. ....     1,462        48,655
StanCorp Financial Group, Inc. ........     2,156       101,871
                                                    -----------
                                                        314,134
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.3%
Leucadia National Corp. ...............     2,384        68,826
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 5.5%
American Financial Group, Inc. ........     2,955        72,545
CNA Financial Corp. (a)................     2,090        60,965
Fidelity National Financial, Inc. .....     5,827       144,510
First American Corp. ..................     4,466        83,693
Fremont General Corp. .................     4,606        36,019
HCC Insurance Holdings, Inc. ..........     4,103       113,038
Horace Mann Educators Corp. ...........     2,915        61,856
Mercury General Corp. .................     1,883        82,212
Ohio Casualty Corp. ...................     4,017        64,473
PartnerRe Ltd. ........................     2,618       141,372
RenaissanceRe Holdings Ltd. ...........     1,498       142,909
Selective Insurance Group, Inc. .......     1,948        42,330
The Commerce Group, Inc. ..............     2,184        82,315
Trenwick Group Ltd. ...................     2,849        28,974
Unitrin, Inc. .........................     3,539       139,861
W.R. Berkley Corp. ....................     2,008       107,830
                                                    -----------
                                                      1,404,902
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INVESTMENT BANKING/BROKERAGE -- 0.8%
Jefferies Group, Inc. .................     1,624   $    68,711
Raymond James Financial, Inc. .........     2,923       103,825
SWS Group, Inc. .......................     1,220        31,049
                                                    -----------
                                                        203,585
                                                    -----------
INVESTMENT MANAGEMENT -- 0.5%
American Capital Strategies, Ltd. .....     2,568        72,803
W.P. Stewart & Co., Ltd. ..............     1,895        49,649
                                                    -----------
                                                        122,452
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.4%
Polaris Industries, Inc. ..............     1,655        95,576
                                                    -----------
LODGING (HOTELS) -- 0.4%
La Quinta Properties, Inc. (a).........    10,320        59,237
Prime Hospitality Corp. (a)............     3,261        36,034
                                                    -----------
                                                         95,271
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.8%
Kaydon Corp. ..........................     2,150        48,762
Milacron, Inc. ........................     2,581        40,806
Terex Corp. (a)........................     2,686        47,112
Timken Co. ............................     3,769        60,982
                                                    -----------
                                                        197,662
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.1%
AMETEK, Inc. ..........................     2,374        75,707
Carlisle Cos., Inc. ...................     2,063        76,290
Crane Co. .............................     3,777        96,842
Esterline Technologies Corp. (a).......     1,601        25,632
Harsco Corp. ..........................     2,869        98,407
Kaman Corp. (Class A)..................     1,649        25,724
Stewart & Stevenson Services, Inc. ....     1,992        37,470
Trinity Industries, Inc. ..............     3,169        86,102
U.S. Industries, Inc. .................     5,547        14,200
                                                    -----------
                                                        536,374
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.4%
Albany International Corp. (Class A)...     1,927        41,816
Briggs & Stratton Corp. ...............     1,555        66,399
Flowserve Corp. (a)....................     3,193        84,966
IKON Office Solutions, Inc. ...........    10,225       119,530
Ionics, Inc. (a).......................     1,339        40,210
Regal-Beloit Corp. ....................     1,628        35,490
Teleflex, Inc. ........................     2,516       119,032
York International Corp. ..............     2,803       106,878
                                                    -----------
                                                        614,321
                                                    -----------
METAL FABRICATORS -- 0.9%
General Cable Corp. ...................     2,534        33,195
Kennametal, Inc. ......................     2,225        89,601
Mueller Industries, Inc. (a)...........     2,406        80,000
RTI International Metals, Inc. (a).....     1,600        15,920
Ryerson Tull, Inc. ....................     1,842        20,262
                                                    -----------
                                                        238,978
                                                    -----------
METALS MINING -- 0.3%
Arch Coal, Inc. .......................     3,598        81,675
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 4.1%
AGL Resources, Inc. ...................     3,760        86,555
Energen Corp. .........................     2,222        54,772

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Equitable Resources, Inc. .............     4,613   $   157,165
Northwest Natural Gas Co. .............     1,809        46,130
NUI Corp. .............................     1,007        23,866
ONEOK, Inc. ...........................     3,632        64,795
Peoples Energy Corp. ..................     2,550        96,721
Piedmont Natural Gas Co., Inc. ........     2,330        83,414
Questar Corp. .........................     5,874       147,144
Southern Union Co. (a).................     3,129        59,013
Vectren Corp. .........................     4,881       117,046
WGL Holdings, Inc. ....................     3,498       101,687
                                                    -----------
                                                      1,038,308
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
HON Industries, Inc. ..................     3,981       110,075
Steelcase, Inc. (Class A)..............     1,608        23,670
Wallace Computer Services, Inc. .......     2,946        55,944
                                                    -----------
                                                        189,689
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.2%
Tesoro Petroleum Corp. (a).............     3,207        42,044
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.5%
FMC Technologies, Inc. (a).............     4,680        76,986
Offshore Logistics, Inc. (a)...........     1,594        28,310
Seitel, Inc. (a).......................     1,877        25,527
                                                    -----------
                                                        130,823
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.5%
Pioneer Natural Resources Co. (a)......     6,687       128,792
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 1.5%
Pennzoil-Quaker State Co. .............     5,727        82,755
Valero Energy Corp. ...................     7,674       292,533
                                                    -----------
                                                        375,288
                                                    -----------
PAPER & FOREST PRODUCTS -- 2.3%
Caraustar Industries, Inc. ............     2,229        15,447
Louisiana-Pacific Corp. ...............     7,497        63,275
Plum Creek Timber Co., Inc. ...........     9,919       281,203
Pope & Talbot, Inc. ...................     1,127        16,060
Potlatch Corp. ........................     2,036        59,695
Rayonier, Inc. ........................     1,953        98,568
Wausau-Mosinee Paper Corp. ............     3,670        44,407
                                                    -----------
                                                        578,655
                                                    -----------
PERSONAL CARE -- 0.5%
Alberto-Culver Co. (Class B)...........     1,621        72,523
Perrigo Co. (a)........................     4,846        57,280
                                                    -----------
                                                        129,803
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Covanta Energy Corp. (a)...............     3,858        17,438
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.8%
Hollinger International, Inc. .........     3,952        46,238
Lee Enterprises, Inc. .................     2,396        87,143
Media General, Inc. ...................     1,442        71,855
                                                    -----------
                                                        205,236
                                                    -----------
RAILROADS -- 0.6%
GATX Corp. ............................     2,535        82,438
Kansas City Southern Industries, Inc.
  (a)..................................     4,241        59,926
                                                    -----------
                                                        142,364
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RESTAURANTS -- 1.2%
Bob Evans Farms, Inc. .................     2,495   $    61,302
CBRL Group, Inc. ......................     3,969       116,847
IHOP Corp. (a).........................     1,471        43,100
Lone Star Steakhouse & Saloon, Inc. ...     1,864        27,643
Ryan's Family Steak Houses, Inc. (a)...     2,190        47,414
                                                    -----------
                                                        296,306
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.2%
Hughes Supply, Inc. ...................     1,604        49,515
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.7%
Dillards, Inc. (Class A)...............     5,097        81,552
Saks, Inc. (a).........................    10,202        95,287
                                                    -----------
                                                        176,839
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.6%
Big Lots, Inc. (a).....................     8,460        87,984
Dress Barn, Inc. (a)...................     1,123        28,086
ShopKo Stores, Inc. (a)................     2,225        21,138
Stein Mart, Inc. (a)...................     2,109        17,631
                                                    -----------
                                                        154,839
                                                    -----------
RETAIL (SPECIALTY) -- 2.0%
Casey's General Stores, Inc. ..........     3,320        49,468
Foot Locker, Inc. (a)..................    10,084       157,814
Footstar, Inc. (a).....................     1,423        44,540
Pep Boys -- Manny, Moe & Jack..........     3,480        59,682
PETsMART, Inc. (a).....................     7,072        69,588
Pier 1 Imports, Inc. ..................     6,711       116,369
Trans World Entertainment Corp. (a)....     2,276        17,298
                                                    -----------
                                                        514,759
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Talbots, Inc. .........................     1,794        65,032
The Cato Corp. (Class A)...............     1,200        22,680
                                                    -----------
                                                         87,712
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Longs Drug Stores Corp. ...............     2,728        63,781
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Great Atlantic & Pacific Tea Co.,
  Inc. ................................     1,200        28,536
Winn-Dixie Stores, Inc. ...............     5,875        83,719
                                                    -----------
                                                        112,255
                                                    -----------
SAVINGS & LOAN COMPANIES -- 5.0%
Anchor BanCorp Wisconsin, Inc. ........     1,690        29,981
Astoria Financial Corp. ...............     6,655       176,091
Bay View Capital Corp. ................     4,253        31,175
First Sentinel Bancorp, Inc. ..........     2,270        28,420
Harbor Florida Bancshares, Inc. .......     1,773        30,141
Hudson City Bancorp, Inc. .............     2,971        78,286
IndyMac Bancorp, Inc. (a)..............     4,398       102,825
MAF Bancorp, Inc. .....................     1,621        47,820
OceanFirst Financial Corp. ............       598        14,448
Pacific Northwest Bancorp..............     1,201        24,572
People's Bank..........................     4,413        93,820
Roslyn Bancorp, Inc. ..................     5,883       102,953
Sovereign Bancorp, Inc. ...............    17,809       217,982
Staten Island Bancorp, Inc. ...........     4,228        68,959

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Washington Federal, Inc. ..............     4,136   $   106,626
Webster Financial Corp. ...............     3,525       111,143
                                                    -----------
                                                      1,265,242
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.9%
Arbitron, Inc. (a).....................     2,097        71,613
Chemed Corp. ..........................       700        23,730
G & K Services, Inc. ..................     1,370        44,251
Imagistics International, Inc. (a).....     1,500        18,525
Navigant Consulting Co. (a)............     3,200        17,600
Pittston Brink's Group.................     3,909        86,389
Regis Corp. ...........................     2,721        70,147
Service Corp. International (a)........    20,898       104,281
Stewart Enterprises, Inc. (Class A)....     7,496        44,901
                                                    -----------
                                                        481,437
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.8%
CACI International, Inc. (a)...........     1,666        65,782
Ingram Micro, Inc. (Class A) (a).......     5,670        98,204
Safeguard Scientifics, Inc. (a)........     8,352        29,232
                                                    -----------
                                                        193,218
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.2%
Modis Professional Services, Inc.
  (a)..................................     7,579        54,114
MPS Group, Inc. (a)....................     (550)        (3,927)
                                                    -----------
                                                         50,187
                                                    -----------
SHIPPING -- 0.3%
Alexander & Baldwin, Inc. .............     2,580        68,886
                                                    -----------
SPECIALTY PRINTING -- 0.3%
Banta Corp. ...........................     1,767        52,162
Bowne & Co., Inc. .....................     2,501        32,013
                                                    -----------
                                                         84,175
                                                    -----------
STEEL -- 1.2%
AK Steel Holding Corp. ................     7,754        88,241
Allegheny Technologies, Inc. ..........     4,814        80,634
Carpenter Technology Corp. ............     1,527        40,649
Cleveland-Cliffs, Inc. ................       808        14,786
Worthington Industries, Inc............     4,984        70,773
                                                    -----------
                                                        295,083
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TEXTILES (APPAREL) -- 0.8%
Kellwood Co. ..........................     1,757   $    42,186
Nautica Enterprises, Inc. (a)..........     2,257        28,867
Phillips-Van Heusen Corp. .............     1,741        18,977
Russell Corp. .........................     1,759        26,403
Tommy Hilfiger Corp. (a)...............     6,062        83,352
                                                    -----------
                                                        199,785
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A)..............     3,578        20,073
                                                    -----------
TEXTILES (SPECIALTY) -- 0.3%
Unifi, Inc. (a)........................     4,174        30,261
Wellman, Inc. .........................     2,400        37,176
                                                    -----------
                                                         67,437
                                                    -----------
TRUCKERS -- 1.2%
J.B. Hunt Transport Services, Inc.
  (a)..................................     1,605        37,236
Ryder Systems, Inc. ...................     4,055        89,818
USFreightways Corp. ...................     1,894        59,472
Werner Enterprises, Inc. ..............     2,442        59,341
Yellow Corp. (a).......................     1,872        46,987
                                                    -----------
                                                        292,854
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a)..................................     1,720        25,473
                                                    -----------
WATER UTILITIES -- 0.4%
Philadelphia Suburban Corp. ...........     4,050        91,327
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,912,913)...................              25,199,504
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $22,493)..................    22,493        22,493
                                                    -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $20,935,406)...................              25,221,997
OTHER ASSETS AND LIABILITIES -- 0.3%...                  86,440
                                                    -----------
NET ASSETS -- 100.0%...................             $25,308,437
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
BERMUDA -- 2.0%
Tyco International Ltd. ...............     6,900   $   406,410
FINLAND -- 2.0%
Nokia OYJ ADR..........................    16,114       395,276
FRANCE -- 2.2%
Axa ADR................................     4,840       101,737
TotalFinaElf S.A. ADR..................     4,852       340,804
                                                    -----------
TOTAL FRANCE...........................                 442,541
                                                    -----------
GERMANY -- 2.9%
Allianz AG ADR.........................     5,320       125,552
DaimlerChrysler AG.....................     2,852       118,843
Deutsche Telekom AG ADR................     8,234       139,155
Siemens AG ADR (a).....................     2,880       188,582
                                                    -----------
TOTAL GERMANY..........................                 572,132
                                                    -----------
JAPAN -- 2.8%
Mitsubishi Tokyo Financial Group, Inc.
  ADR (a)..............................    19,616       126,916
Sony Corp. ADR.........................     2,896       130,610
Toyota Motor Corp. ADR.................     5,914       301,377
                                                    -----------
TOTAL JAPAN............................                 558,903
                                                    -----------
NETHERLANDS -- 2.5%
ING Groep N.V. ADR.....................     5,576       141,909
Royal Dutch Petroleum Co. (N.Y.
  Shares)..............................     7,282       356,964
                                                    -----------
TOTAL NETHERLANDS......................                 498,873
                                                    -----------
SWITZERLAND -- 6.0%
Credit Suisse Group ADR................     3,332       142,110
Nestle S.A. ...........................     1,380       294,360
Novartis AG ADR........................     9,886       360,839
Roche Holding AG.......................     2,400       171,367
UBS AG.................................     4,366       218,300
                                                    -----------
TOTAL SWITZERLAND......................               1,186,976
                                                    -----------
UNITED KINGDOM -- 12.1%
BP Amoco PLC ADR.......................    12,816       596,072
BT Group PLC ADR (a)...................     2,976       109,368
GlaxoSmithKline PLC ADR................    10,700       533,074
HSBC Holdings PLC ADR..................     6,412       382,860
Lloyds TSB Group PLC...................    19,178       207,992
Vodafone Group PLC ADR.................    22,923       588,663
                                                    -----------
TOTAL UNITED KINGDOM...................               2,418,029
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
UNITED STATES -- 67.3%
American International Group, Inc. ....     8,992   $   713,965
AOL Time Warner, Inc. (a)..............    14,600       468,660
AT&T Corp. ............................    12,129       220,020
Bank of America Corp. .................     5,370       338,041
BellSouth Corp. .......................     6,408       244,465
Cisco Systems, Inc. (a)................    25,003       452,804
Citigroup, Inc. .......................    17,695       893,244
Exxon Mobil Corp. .....................    23,498       923,471
Ford Motor Co. ........................     5,966        93,785
General Electric Co. ..................    34,109     1,367,089
Intel Corp. ...........................    23,075       725,709
International Business Machines Corp.
  (IBM)................................     5,946       719,228
J.P. Morgan Chase & Co. ...............     6,833       248,380
Johnson & Johnson......................    10,528       622,205
Merck & Co., Inc. .....................     7,799       458,581
Microsoft Corp. (a)....................    15,809     1,047,346
Morgan Stanley Dean Witter & Co. ......     3,428       191,762
Pfizer, Inc. ..........................    21,700       864,745
Philip Morris Cos., Inc. ..............     7,408       339,657
SBC Communications, Inc. ..............    11,632       455,625
The Coca-Cola Co. .....................     7,800       367,770
The Procter & Gamble Co. ..............     4,454       352,445
The Walt Disney Co. ...................     7,140       147,941
Verizon Communications, Inc. ..........     9,310       441,853
Wal-Mart Stores, Inc. .................     9,474       545,229
WorldCom, Inc. (a).....................    10,132       142,659
                                                    -----------
TOTAL UNITED STATES....................              13,386,679
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $24,351,197)...................              19,865,819
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $24,351,197)...................              19,865,819
OTHER ASSETS AND LIABILITIES -- 0.2%...                  37,382
                                                    -----------
NET ASSETS -- 100.0%...................             $19,903,201
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      2.6%      $   514,006
Banks (Money Center)........................................      4.3           847,817
Beverages (Non-Alcoholic)...................................      1.8           367,770
Cellular/Wireless Telecommunications........................      3.0           588,663
Communications Equipment....................................      2.0           395,276
Computers (Hardware)........................................      3.6           719,228
Computers (Networking)......................................      2.3           452,804
Computer Software/Services..................................      5.3         1,047,346
Electrical Equipment........................................      8.5         1,686,281
Electronics (Semiconductors)................................      3.6           725,709
Entertainment...............................................      3.1           616,601
Financial (Diversified).....................................      8.5         1,683,487
Foods.......................................................      1.5           294,360
Health Care (Drugs/Pharmaceuticals).........................     12.0         2,388,606
Health Care Diversified.....................................      3.1           622,205
Household Products (Non-Durable)............................      1.8           352,445
Insurance (Life/Health).....................................      1.2           243,646
Insurance (Multi-Line)......................................      3.6           713,965
Insurance (Property/Casualty)...............................      0.6           125,552
Investment Management.......................................      1.1           218,300
Manufacturing (Diversified).................................      2.0           406,410
Oil (International Integrated)..............................     11.1         2,217,312
Retail (General Merchandising Chain)........................      2.7           545,229
Telephone...................................................      5.7         1,141,943
Telephone (Long Distance)...................................      3.1           611,201
Tobacco.....................................................      1.7           339,657
                                                                -----       -----------
         TOTAL..............................................     99.8%      $19,865,819
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
COMMON STOCKS -- 98.9%
REAL ESTATE INVESTMENT TRUST -- 98.9%
Alexandria Real Estate Equities,
  Inc. ................................     2,305   $    94,736
AMB Property Corp. ....................    11,646       302,796
Amli Residential Properties Trust......     2,535        63,933
Apartment Investment & Management Co.
  (Class A)............................    10,328       472,299
Archstone-Smith Trust..................    24,115       634,224
Arden Realty, Inc. ....................     8,939       236,883
Associated Estates Realty Corp. .......     2,660        24,419
Avalonbay Communities, Inc. ...........     9,740       460,799
Bedford Property Investors, Inc. ......     2,314        52,065
Boston Properties, Inc. ...............    12,700       482,600
Boykin Lodging Co. ....................     2,436        19,415
Brandywine Realty Trust................     4,967       104,655
BRE Properties, Inc. (Class A).........     6,379       197,494
Camden Property Trust..................     5,735       210,475
CarrAmerica Realty Corp. ..............     8,531       256,783
CBL & Associates Properties, Inc. .....     3,558       112,077
Center Trust, Inc. ....................     3,895        16,554
CenterPoint Properties Corp. ..........     3,165       157,617
Chateau Communities, Inc. .............     4,050       121,095
Chelsea Property Group, Inc. ..........     2,583       126,825
Colonial Properties Trust..............     2,946        91,768
Cornerstone Realty Income Trust,
  Inc. ................................     6,659        75,580
Corporate Office Properties Trust......     2,901        34,435
Cousins Properties, Inc. ..............     6,929       168,790
Crescent Real Estate Equities Co. .....    15,143       274,240
Crown American Realty Trust............     3,620        28,236
Developers Diversified Realty Corp. ...     7,694       146,955
Duke-Weeks Realty Corp. ...............    18,165       441,954
EastGroup Properties, Inc. ............     2,253        51,977
Equity Inns, Inc. .....................     5,129        33,954
Equity Office Properties Trust.........    56,519     1,700,092
Equity Residential Properties Trust....    37,010     1,062,557
Essex Property Trust, Inc. ............     2,549       125,946
Federal Realty Investment Trust........     5,619       129,237
FelCor Lodging Trust, Inc. ............     7,355       122,902
First Industrial Realty Trust, Inc. ...     5,480       170,428
Gables Residential Trust...............     3,385       100,196
General Growth Properties, Inc. .......     7,319       283,977
Glenborough Realty Trust, Inc. ........     3,734        72,440
Glimcher Realty Trust..................     4,184        78,785
Great Lakes REIT, Inc. ................     2,276        36,416
Highwoods Properties, Inc. ............     7,353       190,810
Home Properties of New York, Inc. .....     3,063        96,791
Hospitality Properties Trust...........     7,919       233,610
Host Marriott Corp. ...................    36,622       329,598
Innkeepers USA Trust...................     4,835        47,383
IRT Property Co. ......................     4,202        44,541
JDN Realty Corp. ......................     4,550        56,102
JP Realty, Inc. .......................     2,274        54,098
Kilroy Realty Corp. ...................     3,759        98,749
Kimco Realty Corp. ....................    13,773       450,239
Koger Equity...........................     3,710        60,473
LaSalle Hotel Properties...............     2,612        30,665
Liberty Property Trust.................    10,256       306,142

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Macerich Co. ..........................     4,754   $   126,456
Mack-Cali Realty Corp. ................     7,982       247,602
Manufactured Home Communities, Inc. ...     2,991        93,349
MeriStar Hospitality Corp. ............     6,221        88,338
Mid-America Apartment Communities,
  Inc. ................................     2,481        65,250
Mid-Atlantic Realty Trust..............     2,068        32,157
Mills Corp. ...........................     4,014       106,291
New Plan Excel Realty Trust............    12,181       232,048
Pan Pacific Retail Properties, Inc. ...     4,458       128,034
Parkway Properties, Inc. ..............     1,323        43,924
Pennsylvania Real Estate Investment
  Trust................................     2,235        51,852
Post Properties, Inc. .................     5,125       181,989
Prentiss Properties Trust..............     5,196       142,630
Prime Group Realty Trust...............     2,214        20,435
ProLogis Trust.........................    24,445       525,812
PS Business Parks, Inc. ...............     2,961        93,272
Public Storage, Inc. ..................    15,879       530,359
Reckson Associates Realty Corp. .......     7,004       163,613
Regency Centers Corp. .................     8,054       223,499
RFS Hotel Investors, Inc. .............     3,531        40,183
Rouse Co. .............................     9,659       282,912
Saul Centers, Inc. ....................     2,068        44,152
Shurgard Storage Centers, Inc. (Class
  A)...................................     4,521       144,672
Simon Property Group, Inc. ............    24,014       704,331
SL Green Realty Corp. .................     4,186       128,552
Sovran Self Storage, Inc. .............     1,704        53,080
Storage USA, Inc. .....................     3,843       161,790
Summit Properties, Inc. ...............     3,762        94,125
Sun Communities, Inc. .................     2,484        92,529
Tanger Factory Outlet Centers, Inc. ...     1,125        23,456
Taubman Centers, Inc. .................     7,004       104,009
Town & Country Trust...................     2,274        47,527
United Dominion Realty Trust, Inc. ....    13,791       198,590
Vornado Realty Trust...................    13,627       566,883
Washington Real Estate Investment
  Trust................................     5,382       133,958
Weingarten Realty Investors............     4,564       219,072
Winston Hotels, Inc. ..................     2,403        18,599
                                                    -----------
                                                     17,533,140
                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUST --
  (Cost $16,268,631)...................              17,533,140
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $16,268,631)...................              17,533,140
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $60,564)..................    60,564        60,564
                                                    -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $16,329,195)...................              17,593,704
OTHER ASSETS AND
  LIABILITIES -- 0.8%..................                 138,103
                                                    -----------
NET ASSETS -- 100.0%...................             $17,731,807
                                                    ===========

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION             SHARES       VALUE
         --------------------             ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 17.6%
JDS Uniphase Corp. (a)................    221,484   $ 1,922,481
Lucent Technologies, Inc. ............    310,749     1,954,611
Motorola, Inc. .......................    124,853     1,875,292
Nortel Networks Corp. ................    262,488     1,968,660
Sycamore Networks, Inc. (a)...........    382,728     2,051,422
Tellabs, Inc. (a).....................    125,019     1,870,285
                                                    -----------
                                                     11,642,751
                                                    -----------
COMPUTERS (HARDWARE) -- 16.8%
Compaq Computer Corp. ................    188,284     1,837,652
Dell Computer Corp. (a)...............     67,859     1,844,408
Hewlett-Packard Co. ..................     89,120     1,830,525
International Business Machines Corp.
  (IBM)...............................     15,345     1,856,131
Juniper Networks, Inc. (a)............     93,531     1,772,412
Sun Microsystems, Inc. (a)............    159,416     1,960,817
                                                    -----------
                                                     11,101,945
                                                    -----------
COMPUTERS (NETWORKING) -- 2.8%
Cisco Systems, Inc. (a)...............    102,889     1,863,320
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.8%
EMC Corp. (a).........................    135,619     1,822,719
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 25.6%
Computer Associates International,
  Inc.................................     55,535     1,915,402
eBay, Inc. (a)........................     28,797     1,926,519
Electronic Arts (a)...................     31,402     1,882,550
Intuit, Inc. (a)......................     43,651     1,867,390
Microsoft Corp. (a)...................     27,751     1,838,504
Oracle Corp. (a)......................    130,149     1,797,358
Peoplesoft, Inc. (a)..................     46,405     1,865,481
VERITAS Software Corp. (a)............     42,545     1,907,292
Yahoo!, Inc. (a)......................    110,366     1,957,893
                                                    -----------
                                                     16,958,389
                                                    -----------

         SECURITY DESCRIPTION             SHARES       VALUE
         --------------------             ------       -----
ELECTRICAL EQUIPMENT -- 3.1%
Solectron Corp. (a)...................    182,590   $ 2,059,615
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 17.2%
Broadcom Corp. (Class A) (a)..........     47,538     1,942,878
Intel Corp. ..........................     57,720     1,815,294
Micron Technology, Inc. (a)...........     62,053     1,923,643
StMicroelectronics N.V. (N.Y.
  Shares).............................     59,774     1,893,043
Texas Instruments, Inc. ..............     66,841     1,871,548
Xilinx, Inc. (a)......................     49,670     1,939,613
                                                    -----------
                                                     11,386,019
                                                    -----------
ENTERTAINMENT -- 2.8%
AOL Time Warner, Inc. (a).............     57,817     1,855,926
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc. (a)...........     46,824     1,877,642
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.8%
Electronic Data Systems Corp. ........     27,123     1,859,281
                                                    -----------
SERVICES (DATA PROCESSING) -- 5.7%
Automatic Data Processing, Inc. ......     31,334     1,845,573
First Data Corp. .....................     24,041     1,886,016
                                                    -----------
                                                      3,731,589
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $101,871,417).................               66,159,196
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $101,871,417).................               66,159,196
OTHER ASSETS AND
  LIABILITIES -- 0.0%.................                    (521)
                                                    -----------
NET ASSETS -- 100.0%..................              $66,158,675
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 99.9%
AIR FREIGHT -- 3.9%
Expedia, Inc. (Class A) (a).............     3,258   $  132,307
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 3.7%
Ciena Corp. (a).........................     8,726      124,869
                                                     ----------
COMPUTERS (HARDWARE) -- 7.5%
Juniper Networks, Inc. (a)..............     6,292      119,234
Sun Microsystems, Inc. (a)..............    10,721      131,868
                                                     ----------
                                                        251,102
                                                     ----------
COMPUTERS (NETWORKING) -- 3.7%
Cisco Systems, Inc. (a).................     6,925      125,412
                                                     ----------
COMPUTERS (PERIPHERALS) -- 3.6%
EMC Corp. (a)...........................     9,122      122,600
                                                     ----------
COMPUTER SOFTWARE/SERVICES -- 46.8%
Check Point Software Technologies
  Ltd. (a)..............................     3,058      121,983
CNET Networks, Inc. (a).................    16,372      146,857
E.piphany, Inc. (a).....................    15,431      134,404
eBay, Inc. (a)..........................     1,933      129,318
HomeStore.com, Inc. (a).................     4,368        7,862
i2 Technologies, Inc. (a)...............    19,131      151,135
Intuit, Inc. (a)........................     2,926      125,174
McAfee.com Corp. (a)....................     3,568      120,991
Microsoft Corp. (a).....................     1,863      123,424
Oracle Corp. (a)........................     8,753      120,879
VeriSign, Inc. (a)......................     3,164      120,358
WebMD Corp. (a).........................    19,430      137,176
Yahoo!, Inc. (a)........................     7,443      132,039
                                                     ----------
                                                      1,571,600
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
ENTERTAINMENT -- 3.7%
AOL Time Warner, Inc. (a)...............     3,893   $  124,965
                                                     ----------
INVESTMENT BANKING/BROKERAGE -- 3.7%
The Charles Schwab Corp.................     8,094      125,214
                                                     ----------
RETAIL (HOME SHOPPING) -- 4.1%
Amazon.com, Inc. (a)....................    12,593      136,256
                                                     ----------
SERVICES (ADVERTISING/MARKETING) -- 7.7%
DoubleClick, Inc. (a)...................    11,187      126,861
TMP Worldwide, Inc. (a).................     3,067      131,574
                                                     ----------
                                                        258,435
                                                     ----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.9%
FreeMarkets, Inc. (a)...................     5,484      131,451
                                                     ----------
SERVICES (COMPUTER SYSTEMS) -- 4.0%
Sapient Corp. (a).......................    17,365      134,058
                                                     ----------
TELEPHONE (LONG DISTANCE) -- 3.6%
WorldCom, Inc. (a)......................     8,533      120,145
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $5,698,645).....................              3,358,414
                                                     ----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $3)........................         3            3
                                                     ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $5,698,648).....................              3,358,417
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                  2,064
                                                     ----------
NET ASSETS -- 100.0%....................             $3,360,481
                                                     ==========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.8%
General Dynamics Corp. ................       948   $    75,499
Lockheed Martin Corp. .................     2,030        94,740
Northrop Grumman Corp. ................       403        40,627
The B.F. Goodrich Co. .................       497        13,230
The Boeing Co. ........................     3,780       146,588
                                                    -----------
                                                        370,684
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. ............     3,177        45,590
Universal Corp. .......................       100         3,641
                                                    -----------
                                                         49,231
                                                    -----------
AIR FREIGHT -- 0.2%
Airborne, Inc. ........................       248         3,678
FedEx Corp. (a)........................     1,350        70,038
                                                    -----------
                                                         73,716
                                                    -----------
AIRLINES -- 0.3%
AMR Corp. (a)..........................       725        16,073
Continental Airlines, Inc. (Class B)
  (a)..................................       294         7,706
Delta Air Lines, Inc. .................       594        17,381
Northwest Airlines Corp. (Class A)
  (a)..................................       406         6,374
Southwest Airlines Co. ................     3,586        66,269
UAL Corp. .............................       253         3,416
US Airways Group, Inc. (a).............       310         1,965
                                                    -----------
                                                        119,184
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc. ...........................     4,048       143,906
                                                    -----------
AUTOMOBILES -- 0.6%
Ford Motor Co. ........................     8,548       134,375
General Motors Corp. ..................     2,559       124,367
                                                    -----------
                                                        258,742
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.3%
ArvinMeritor, Inc. ....................       341         6,697
Cooper Tire & Rubber Co. ..............       300         4,788
Dana Corp. ............................       717         9,952
Delphi Automotive Systems Corp. .......     2,596        35,461
Genuine Parts Co. .....................       856        31,415
Lear Corp. (a).........................       328        12,510
The Goodyear Tire & Rubber Co. ........       750        17,858
TRW, Inc. .............................       589        21,817
                                                    -----------
                                                        140,498
                                                    -----------
BANKS (MAJOR REGIONAL) -- 4.2%
Amsouth BanCorp........................     1,698        32,092
Bank One Corp. ........................     5,439       212,393
BB&T Corp. ............................     2,125        76,734
Comerica, Inc. ........................       850        48,705
Fifth Third Bancorp....................     2,706       166,635
FleetBoston Financial Corp. ...........     4,871       177,791
KeyCorp................................     1,979        48,169
Mellon Financial Corp. ................     2,233        84,005
National City Corp. ...................     2,811        82,194
Northern Trust Corp. ..................     1,046        62,990
PNC Financial Services Group...........     1,350        75,870
Regions Financial Corp. ...............     1,038        31,078
Southtrust Corp. ......................     1,624        40,064

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
SunTrust Banks, Inc. ..................     1,333   $    83,579
The Bank of New York Co., Inc. ........     3,435       140,148
U.S. Bancorp...........................     9,221       192,996
Wells Fargo & Co. .....................     7,939       344,950
                                                    -----------
                                                      1,900,393
                                                    -----------
BANKS (MONEY CENTER) -- 1.5%
Bank of America Corp. .................     7,326       461,172
Wachovia Corp. ........................     6,413       201,111
                                                    -----------
                                                        662,283
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.4%
Anheuser-Busch Cos., Inc. .............     4,188       189,339
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.3%
Coca-Cola Enterprises, Inc. ...........     2,016        38,183
PepsiCo, Inc. .........................     8,228       400,621
The Coca-Cola Co. .....................    11,627       548,213
The Pepsi Bottling Group, Inc. ........     1,392        32,712
                                                    -----------
                                                      1,019,729
                                                    -----------
BIOTECHNOLOGY -- 0.6%
Amgen, Inc. (a)........................     4,932       278,362
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.6%
Cablevision Systems Corp. (Class A)
  (a)..................................       827        39,241
Charter Communications, Inc. (a).......     1,312        21,556
Clear Channel Communications, Inc.
  (a)..................................     2,764       140,716
Comcast Corp. (Class A) (a)............     4,435       159,660
Cox Communications, Inc. (Class A)
  (a)..................................     2,698       113,073
Liberty Media Corp. (Class A) (a)......    12,149       170,086
USA Networks, Inc. (a).................     3,404        92,963
                                                    -----------
                                                        737,295
                                                    -----------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp.                                 2,142        52,479
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.7%
AT&T Wireless Services, Inc. (a)           11,938       171,549
Nextel Communications, Inc. (Class A)
  (a)                                       3,570        39,127
Sprint Corp. (PCS Group) (a)                4,754       116,045
                                                    -----------
                                                        326,721
                                                    -----------
CHEMICALS -- 1.1%
Air Products & Chemicals, Inc. ........     1,040        48,786
E. I. du Pont de Nemours & Co. ........     4,789       203,580
Eastman Chemical Co. ..................       374        14,594
Lyondell Chemical Co. .................       572         8,197
Praxair, Inc. .........................       750        41,438
Rohm & Haas Co. .......................     1,027        35,565
The Dow Chemical Co. ..................     4,198       141,808
                                                    -----------
                                                        493,968
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.1%
Engelhard Corp. .......................       616        17,051
FMC Corp. (a)..........................       143         8,508
PPG Industries, Inc. ..................       753        38,945
                                                    -----------
                                                         64,504
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
Anixter International, Inc. (a)........       204         5,918
Corning, Inc. .........................     4,310        38,445
Lucent Technologies, Inc. .............    15,844        99,659

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Motorola, Inc. ........................    10,383   $   155,953
QUALCOMM, Inc. (a).....................     3,581       180,840
Tellabs, Inc. (a)......................     1,900        28,424
                                                    -----------
                                                        509,239
                                                    -----------
COMPUTERS (HARDWARE) -- 4.1%
Apple Computer, Inc. (a)...............     1,576        34,515
Compaq Computer Corp. .................     7,871        76,821
Dell Computer Corp. (a)................    12,243       332,765
Gateway, Inc. (a)......................     1,533        12,325
Hewlett-Packard Co. ...................     9,045       185,784
International Business Machines Corp.
  (IBM)................................     8,069       976,026
NCR Corp. (a)..........................       455        16,771
Sun Microsystems, Inc. (a).............    15,319       188,424
                                                    -----------
                                                      1,823,431
                                                    -----------
COMPUTERS (NETWORKING) -- 1.4%
Avaya, Inc. (a)........................     1,390        16,889
Cisco Systems, Inc. (a)................    34,265       620,539
                                                    -----------
                                                        637,428
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.4%
EMC Corp. (a)..........................    10,263       137,935
Lexmark International, Inc. (a)........       616        36,344
Quantum Corp.-DLT & Storage Systems
  (a)..................................       722         7,111
                                                    -----------
                                                        181,390
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.8%
Computer Associates International,
  Inc. ................................     2,674        92,226
Microsoft Corp. (a)....................    25,282     1,674,932
Oracle Corp. (a).......................    25,918       357,928
Unisys Corp. (a).......................     1,498        18,785
                                                    -----------
                                                      2,143,871
                                                    -----------
CONSUMER FINANCE -- 0.7%
Capital One Financial Corp. ...........       941        50,767
Household International, Inc. .........     2,160       125,150
MBNA Corp. ............................     3,992       140,519
                                                    -----------
                                                        316,436
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.0%
Ball Corp. ............................       152        10,746
                                                    -----------
CONTAINERS / PACKAGING (PAPER) -- 0.0%
Temple-Inland, Inc. ...................       242        13,729
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
AmerisourceBergen Corp. ...............       493        31,330
Cardinal Health, Inc. .................     2,102       135,915
Fleming Cos., Inc. ....................       187         3,460
McKesson HBOC, Inc. ...................     1,375        51,425
Owens & Minor, Inc. ...................       100         1,850
SUPERVALU, Inc. .......................       638        14,113
SYSCO Corp. ...........................     3,183        83,458
                                                    -----------
                                                        321,551
                                                    -----------
ELECTRIC COMPANIES -- 2.7%
Allegheny Energy, Inc. ................       600        21,732
Ameren Corp. ..........................       651        27,537
American Electric Power Co., Inc. .....     1,542        67,123
Avista Corp. ..........................       231         3,063

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Cinergy Corp. .........................       770   $    25,741
CMS Energy Corp. ......................       583        14,010
Conectiv, Inc. ........................       417        10,212
Consolidated Edison, Inc. .............     1,014        40,925
Constellation Energy Group, Inc. ......       726        19,275
Dominion Resources, Inc. ..............     1,250        75,125
DTE Energy Co. ........................       770        32,294
Duke Energy Corp. .....................     3,606       141,572
Edison International...................     1,560        23,556
Entergy Corp. .........................     1,078        42,161
Exelon Corp. ..........................     1,458        69,809
FirstEnergy Corp. .....................     1,412        49,403
FPL Group, Inc. .......................       821        46,305
Mirant Corp. (a).......................     1,602        25,664
Niagara Mohawk Holdings, Inc. (a)......       759        13,457
Northeast Utilities....................       617        10,878
OGE Energy Corp. ......................       300         6,924
PG&E Corp. ............................     1,839        35,382
Pinnacle West Capital Corp. ...........       400        16,740
PPL Corp. .............................       684        23,838
Progress Energy, Inc. .................       977        43,994
Public Service Enterprise Group,
  Inc. ................................       970        40,924
Puget Energy, Inc. ....................       400         8,756
Reliant Energy, Inc. ..................     1,398        37,075
SCANA Corp. ...........................       500        13,915
The Southern Co. ......................     3,233        81,957
TXU Corp. .............................     1,194        56,297
UtiliCorp United, Inc. ................       524        13,189
Wisconsin Energy Corp. ................       500        11,280
Xcel Energy, Inc. .....................     1,630        45,216
                                                    -----------
                                                      1,195,329
                                                    -----------
ELECTRICAL EQUIPMENT -- 4.7%
Cooper Industries, Inc. ...............       451        15,749
Emerson Electric Co. ..................     2,006       114,543
General Electric Co. ..................    46,529     1,864,882
Rockwell International Corp. ..........       891        15,913
Sanmina Corp. (a)......................     2,456        48,876
Solectron Corp. (a)....................     3,895        43,936
                                                    -----------
                                                      2,103,899
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a)............       473        14,143
Avnet, Inc. ...........................       531        13,524
W.W. Grainger, Inc. ...................       447        21,456
                                                    -----------
                                                         49,123
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.1%
Raytheon Co. ..........................     1,806        58,641
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a).........     2,094        59,700
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.0%
Advanced Micro Devices, Inc. (a).......     1,602        25,408
Intel Corp. ...........................    31,413       987,939
Micron Technology, Inc. (a)............     2,809        87,079
Texas Instruments, Inc. ...............     8,158       228,424
                                                    -----------
                                                      1,328,850
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
ENGINEERING & CONSTRUCTION -- 0.0%
Fluor Corp. ...........................       363   $    13,576
Foster Wheeler Ltd. ...................       198         1,010
Jacobs Engineering Group, Inc. (a).....       100         6,600
                                                    -----------
                                                         21,186
                                                    -----------
ENTERTAINMENT -- 2.7%
AOL Time Warner, Inc. (a)..............    19,937       639,978
The Walt Disney Co. ...................     9,612       199,161
Viacom, Inc. (Class B) (a).............     8,342       368,299
                                                    -----------
                                                      1,207,438
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a)............     3,800       152,380
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 6.2%
American Express Co. ..................     6,191       220,957
Citigroup, Inc. .......................    24,107     1,216,921
Fannie Mae.............................     4,686       372,537
Freddie Mac............................     3,235       211,569
J.P. Morgan Chase & Co. ...............     9,320       338,782
Morgan Stanley Dean Witter & Co. ......     5,115       286,133
State Street Corp. ....................     1,564        81,719
USA Education, Inc. ...................       757        63,603
                                                    -----------
                                                      2,792,221
                                                    -----------
FOODS -- 1.2%
Campbell Soup Co. .....................     1,906        56,932
ConAgra Foods, Inc. ...................     2,562        60,899
Dean Foods Co. (a).....................       207        14,093
Dole Food Co., Inc. ...................       272         7,298
General Mills, Inc. ...................     1,709        88,885
H.J. Heinz Co. ........................     1,665        68,465
Hershey Foods Corp. ...................       660        44,682
Hormel Foods Corp. ....................       682        18,325
Interstate Bakeries Corp. .............       221         5,344
Kellogg Co. ...........................     1,947        58,605
Sara Lee Corp. ........................     3,619        80,450
Smithfield Foods, Inc. (a).............       476        10,491
Tyson Foods, Inc. (Class A)............     1,786        20,628
                                                    -----------
                                                        535,097
                                                    -----------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)...................     1,285        72,268
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.1%
Harrah's Entertainment, Inc. (a).......       498        18,431
MGM Mirage, Inc. ......................       700        20,209
Park Place Entertainment Corp. (a).....     1,463        13,416
                                                    -----------
                                                         52,056
                                                    -----------
HARDWARE & TOOLS -- 0.0%
The Black & Decker Corp. ..............       414        15,620
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 6.0%
Eli Lilly & Co. .......................     5,278       414,534
Merck & Co., Inc. .....................    10,610       623,868
Pfizer, Inc. ..........................    29,504     1,175,734
Pharmacia Corp. .......................     6,055       258,246
Schering-Plough Corp. .................     6,852       245,370
                                                    -----------
                                                      2,717,752
                                                    -----------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA-The Healthcare Co. ................     2,383   $    91,841
Tenet Healthcare Corp. (a).............     1,500        88,080
                                                    -----------
                                                        179,921
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.7%
Aetna, Inc. ...........................       682        22,499
Anthem, Inc. (a).......................       488        24,156
CIGNA Corp. ...........................       700        64,855
Express Scripts, Inc. (Class A) (a)....       374        17,488
Health Net, Inc. (a)...................       594        12,937
Humana, Inc. (a).......................       781         9,208
Oxford Health Plans, Inc. (a)..........       392        11,815
PacifiCare Health Systems, Inc. (a)....       165         2,640
UnitedHealth Group, Inc. ..............     1,474       104,315
Wellpoint Health Networks, Inc. (a)....       308        35,990
                                                    -----------
                                                        305,903
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.1%
Baxter International, Inc. ............     2,770       148,555
Becton Dickinson & Co. ................     1,214        40,244
Medtronic, Inc. .......................     5,640       288,825
                                                    -----------
                                                        477,624
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
HealthSouth Corp. (a)..................     1,849        27,402
Quest Diagnostics, Inc. (a)............       452        32,413
                                                    -----------
                                                         59,815
                                                    -----------
HEALTH CARE DIVERSIFIED -- 4.6%
Abbott Laboratories....................     7,301       407,031
American Home Products Corp. ..........     6,135       376,444
Bristol-Myers Squibb Co. ..............     9,092       463,692
Johnson & Johnson......................    14,275       843,652
                                                    -----------
                                                      2,090,819
                                                    -----------
HOMEBUILDING -- 0.2%
Centex Corp. ..........................       290        16,556
D.R. Horton, Inc. .....................       370        12,010
Fleetwood Enterprises, Inc. ...........       154         1,745
KB HOME................................       259        10,386
Lennar Corp. ..........................       288        13,484
Pulte Corp. ...........................       298        13,312
                                                    -----------
                                                         67,493
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. .................       937        21,551
Maytag Corp. ..........................       374        11,605
Whirlpool Corp. .......................       259        18,993
                                                    -----------
                                                         52,149
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 1.8%
Colgate-Palmolive Co. .................     2,615       151,016
Kimberly-Clark Corp. ..................     2,488       148,783
The Clorox Co. ........................     1,124        44,454
The Procter & Gamble Co. ..............     6,064       479,844
                                                    -----------
                                                        824,097
                                                    -----------
HOUSEWARES -- 0.1%
Fortune Brands, Inc. ..................       668        26,446
Newell Rubbermaid, Inc. ...............     1,278        35,235
                                                    -----------
                                                         61,681
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
INSURANCE BROKERS -- 0.4%
Aon Corp. .............................     1,231   $    43,725
Marsh & McLennan Cos., Inc. ...........     1,289       138,503
                                                    -----------
                                                        182,228
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
AFLAC, Inc. ...........................     2,455        60,295
Jefferson-Pilot Corp. .................       700        32,389
John Hancock Financial Services,
  Inc. ................................     1,431        59,100
Lincoln National Corp. ................       915        44,441
MetLife, Inc. .........................     3,434       108,789
The Principal Financial Group, Inc.
  (a)..................................     1,720        41,280
UnumProvident Corp. ...................     1,166        30,911
                                                    -----------
                                                        377,205
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.4%
American International Group, Inc. ....    12,227       970,824
Loews Corp. ...........................       928        51,392
The Hartford Financial Services Group,
  Inc. ................................     1,117        70,181
                                                    -----------
                                                      1,092,397
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Allmerica Financial Corp. .............       253        11,271
American Financial Group, Inc. ........       300         7,365
Safeco Corp. ..........................       616        19,188
The Allstate Corp. ....................     3,384       114,041
The Chubb Corp. .......................       811        55,959
The Progressive Corp. .................       350        52,255
The St. Paul Cos, Inc. ................       984        43,267
                                                    -----------
                                                        303,346
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.4%
Lehman Brothers Holdings, Inc. ........     1,063        71,008
Merrill Lynch & Co., Inc. .............     3,928       204,727
The Bear Stearns Cos., Inc. ...........       397        23,280
The Charles Schwab Corp. ..............     6,423        99,364
The Goldman Sachs Group, Inc. .........     2,273       210,821
                                                    -----------
                                                        609,200
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. .......................       407         8,857
Hasbro, Inc. ..........................       836        13,568
Mattel, Inc. ..........................     2,046        35,191
                                                    -----------
                                                         57,616
                                                    -----------
LODGING (HOTELS) -- 0.2%
Hilton Hotels Corp. ...................     1,698        18,542
Marriott International, Inc. (Class
  A)...................................     1,148        46,666
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).......................       935        27,910
                                                    -----------
                                                         93,118
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. .....................     1,572        82,137
Deere & Co. ...........................     1,120        48,899
Dover Corp. ...........................       970        35,958
Ingersoll-Rand Co. ....................       781        32,654
                                                    -----------
                                                        199,648
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.8%
American Standard Cos., Inc. (a).......       341        23,266
Danaher Corp. .........................       673        40,589

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Eaton Corp. ...........................       320   $    23,811
Honeywell International, Inc. .........     3,850       130,207
Illinois Tool Works, Inc. .............     1,443        97,720
ITT Industries, Inc. ..................       429        21,665
Johnson Controls, Inc. ................       418        33,753
Minnesota Mining & Manufacturing Co.
  (3M).................................     1,854       219,161
Parker-Hannifin Corp. .................       521        23,919
Textron, Inc. .........................       693        28,732
Thermo Electron Corp. (a)..............       809        19,303
United Technologies Corp. .............     2,200       142,186
                                                    -----------
                                                        804,312
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ..................       539        30,470
Jabil Circuit, Inc. (a)................       900        20,448
York International Corp. ..............       187         7,130
                                                    -----------
                                                         58,048
                                                    -----------
METALS MINING -- 0.0%
Phelps Dodge Corp. ....................       385        12,474
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.7%
Dynegy, Inc. (Class A).................     1,529        38,989
El Paso Corp. .........................     2,382       106,261
KeySpan Corp. .........................       600        20,790
Kinder Morgan, Inc. ...................       549        30,574
NiSource, Inc. ........................       978        22,553
ONEOK, Inc. ...........................       200         3,568
Sempra Energy..........................       990        24,304
The Williams Cos., Inc. ...............     2,396        61,146
Western Gas Resources, Inc. ...........       200         6,464
                                                    -----------
                                                        314,649
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Pitney Bowes, Inc. ....................     1,137        42,763
United Stationers, Inc. (a)............       165         5,552
                                                    -----------
                                                         48,315
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.7%
Amerada Hess Corp. ....................       415        25,938
Conoco, Inc. ..........................     2,881        81,532
Occidental Petroleum Corp. ............     1,775        47,091
Phillips Petroleum Co. ................     1,749       105,395
USX-Marathon Group.....................     1,407        42,210
                                                    -----------
                                                        302,166
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 3.8%
ChevronTexaco Corp. ...................     4,974       445,720
Exxon Mobil Corp. .....................    32,100     1,261,530
Tesoro Petroleum Corp. (a).............       154         2,019
                                                    -----------
                                                      1,709,269
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Baker Hughes, Inc. ....................     1,575        57,440
Halliburton Co. .......................     2,043        26,764
                                                    -----------
                                                         84,204
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.3%
Anadarko Petroleum Corp. ..............     1,200        68,220
Enron Corp. ...........................     2,124         1,275
Kerr-McGee Corp. ......................       490        26,852

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Murphy Oil Corp. ......................       200   $    16,808
Unocal Corp. ..........................     1,177        42,454
                                                    -----------
                                                        155,609
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. .........................       341        15,713
Pennzoil-Quaker State Co. .............       300         4,335
Sunoco, Inc. ..........................       414        15,459
Ultramar Diamond Shamrock Corp. .......       336        16,625
Valero Energy Corp. ...................       297        11,322
                                                    -----------
                                                         63,454
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp. ...................       275         9,353
Georgia-Pacific Corp. (Timber Group)...     1,084        29,929
International Paper Co. ...............     2,229        89,940
Smurfit-Stone Container Corp. (a)......     1,176        18,781
The Mead Corp. ........................       504        15,569
Westvaco Corp. ........................       504        14,339
Weyerhaeuser Co. ......................       967        52,295
Willamette Industries, Inc. ...........       528        27,519
                                                    -----------
                                                        257,725
                                                    -----------
PERSONAL CARE -- 0.6%
Avon Products, Inc. ...................     1,131        52,591
The Estee Lauder Cos., Inc. (Class
  A)...................................     1,135        36,388
The Gillette Co. ......................     4,949       165,297
                                                    -----------
                                                        254,276
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .....................     1,355        39,877
Xerox Corp. ...........................     3,240        33,761
                                                    -----------
                                                         73,638
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
The AES Corp. (a)......................     2,465        40,303
                                                    -----------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. ............       922        56,224
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. .....................     1,237        83,163
Knight-Ridder, Inc. ...................       384        24,933
The New York Times Co. (Class A).......       737        31,875
Tribune Co. ...........................     1,399        52,365
                                                    -----------
                                                        192,336
                                                    -----------
RAILROADS -- 0.4%
Burlington Northern Santa Fe Corp. ....     1,870        53,351
CSX Corp. .............................       956        33,508
Norfolk Southern Corp. ................     1,837        33,672
Union Pacific Corp. ...................     1,158        66,006
                                                    -----------
                                                        186,537
                                                    -----------
RESTAURANTS -- 0.5%
Darden Restaurants, Inc. ..............       499        17,665
McDonald's Corp. ......................     6,039       159,852
Tricon Global Restaurants, Inc. (a)....       695        34,194
                                                    -----------
                                                        211,711
                                                    -----------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
RETAIL (BUILDING SUPPLIES) -- 1.7%
Lowe's Cos., Inc. .....................     3,608   $   167,447
The Home Depot, Inc. ..................    11,012       561,722
The Sherwin-Williams Co. ..............       781        21,478
                                                    -----------
                                                        750,647
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.4%
Best Buy Co., Inc. (a).................       992        73,884
CDW Computer Centers, Inc. (a).........       396        21,269
Circuit City Stores-Circuit City
  Group................................       981        25,457
Radioshack Corp. ......................       878        26,428
Tech Data Corp. (a)....................       244        10,560
                                                    -----------
                                                        157,598
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.6%
Dillards, Inc. (Class A)...............       443         7,088
Federated Department Stores, Inc.
  (a)..................................       907        37,096
J.C. Penney Co., Inc. .................     1,254        33,733
Kohl's Corp. (a).......................     1,586       111,718
Nordstrom, Inc. .......................       627        12,684
Saks, Inc. (a).........................       682         6,370
The May Department Stores Co. .........     1,401        51,809
                                                    -----------
                                                        260,498
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.1%
Big Lots, Inc. (a).....................       539         5,606
Dollar General Corp. ..................     1,577        23,497
ShopKo Stores, Inc. (a)................       143         1,358
                                                    -----------
                                                         30,461
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.5%
BJ'S Wholesale Club, Inc. (a)..........       352        15,523
Costco Wholesale Corp. (a).............     2,144        95,151
Kmart Corp. (a)........................     2,311        12,618
Sears, Roebuck & Co. ..................     1,468        69,936
Target Corp. ..........................     4,226       173,477
Wal-Mart Stores, Inc. .................    20,890     1,202,219
                                                    -----------
                                                      1,568,924
                                                    -----------
RETAIL (SPECIALTY) -- 0.4%
Autonation, Inc. (a)...................     1,546        19,062
Autozone, Inc. (a).....................       522        37,480
Barnes & Noble, Inc. (a)...............       312         9,235
Borders Group, Inc. (a)................       304         6,031
Foot Locker, Inc. (a)..................       663        10,376
Office Depot, Inc. (a).................     1,402        25,993
Sonic Automotive, Inc. (Class A) (a)...       209         4,899
Staples, Inc. (a)......................     2,224        41,589
Toys "R" Us, Inc. (a)..................       890        18,459
                                                    -----------
                                                        173,124
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
The Gap, Inc. .........................     3,987        55,579
The Limited, Inc. .....................     1,988        29,263
The TJX Cos., Inc. ....................     1,332        53,094
                                                    -----------
                                                        137,936
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.6%
Caremark Rx, Inc. (a)..................     1,000        16,310
CVS Corp. .............................     1,859        55,027
Longs Drug Stores Corp. ...............       200         4,676

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Rite Aid Corp. (a).....................     2,368   $    11,982
Walgreen Co. ..........................     4,735       159,380
                                                    -----------
                                                        247,375
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Albertson's, Inc. .....................     1,948        61,343
Pathmark Stores, Inc. (a)..............       100         2,466
Safeway, Inc. (a)......................     2,373        99,073
The Kroger Co. (a).....................     3,759        78,450
Winn-Dixie Stores, Inc. ...............       682         9,718
                                                    -----------
                                                        251,050
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.4%
Golden State Bancorp, Inc. ............       609        15,926
Golden West Financial Corp. ...........       700        41,195
Washington Mutual, Inc. ...............     4,136       135,247
                                                    -----------
                                                        192,368
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
Omnicom Group, Inc. ...................       858        76,662
The Interpublic Group of Cos., Inc. ...     1,753        51,784
                                                    -----------
                                                        128,446
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.3%
Cendant Corp. (a)......................     4,528        88,794
Pittston Brink's Group.................       253         5,591
The Service Master Co. ................     1,472        20,314
                                                    -----------
                                                        114,699
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.5%
Computer Sciences Corp. (a)............       814        39,870
Electronic Data Systems Corp. .........     2,250       154,237
Ingram Micro, Inc. (Class A) (a).......       704        12,193
                                                    -----------
                                                        206,300
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.7%
Automatic Data Processing, Inc. .......     2,915       171,694
First Data Corp. ......................     1,736       136,189
                                                    -----------
                                                        307,883
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0%
Administaff, Inc. (a)..................       100         2,741
Manpower, Inc. ........................       363        12,237
Spherion Corp. (a).....................       317         3,094
                                                    -----------
                                                         18,072
                                                    -----------
SPECIALTY PRINTING -- 0.0%
R.R. Donnelley & Sons Co. .............       574        17,042
                                                    -----------
STEEL -- 0.1%
AK Steel Holding Corp. ................       528         6,009
Nucor Corp. ...........................       314        16,629
                                                    -----------
                                                         22,638
                                                    -----------
TELEPHONE -- 3.9%
ALLTEL Corp. ..........................     1,412        87,163
BellSouth Corp. .......................     8,815       336,292

         SECURITY DESCRIPTION              SHARES      VALUE
         --------------------              ------      -----
Qwest Communications International,
  Inc. ................................     7,819   $   110,482
SBC Communications, Inc. ..............    15,768       617,633
Verizon Communications, Inc. ..........    12,748       605,020
                                                    -----------
                                                      1,756,590
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 1.3%
AT&T Corp. ............................    16,633       301,723
Sprint Corp. ..........................     4,142        83,171
WorldCom, Inc. (a).....................    13,845       194,938
WorldCom, Inc.-MCI Group...............       606         7,696
                                                    -----------
                                                        587,528
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a)..........       571        18,940
V. F. Corp. ...........................       550        21,456
                                                    -----------
                                                         40,396
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.0%
Mohawk Industries, Inc. (a)............       253        13,885
                                                    -----------
TOBACCO -- 1.1%
Philip Morris Cos., Inc. ..............    10,194       467,395
R.J. Reynolds Tobacco Holdings,
  Inc. ................................       491        27,643
                                                    -----------
                                                        495,038
                                                    -----------
TRUCKERS -- 0.7%
CNF Transportation, Inc. ..............       231         7,750
Ryder Systems, Inc. ...................       286         6,335
United Parcel Service, Inc. (Class
  B)...................................     5,266       286,997
Yellow Corp. (a).......................       130         3,263
                                                    -----------
                                                        304,345
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins Engine Co., Inc. ..............       190         7,322
Navistar International Corp. (a).......       286        11,297
Paccar, Inc. ..........................       374        24,542
                                                    -----------
                                                         43,161
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a)......       937        13,174
Waste Management, Inc. ................     2,891        92,252
                                                    -----------
                                                        105,426
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $50,552,668)...................              44,991,355
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $734).....................       734           734
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $50,553,402)...................              44,992,089
OTHER ASSETS AND LIABILITIES -- 0.1%...                  41,257
                                                    -----------
NET ASSETS -- 100.0%...................             $45,033,346
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE e-50(R) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
BROADCASTING (TV, RADIO & CABLE) -- 1.3%
USA Networks, Inc. (a)................      6,418   $   175,276
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 6.4%
Corning, Inc..........................     19,730       175,992
JDS Uniphase Corp. (a)................     29,649       257,353
Lucent Technologies, Inc. ............     19,621       123,416
QUALCOMM, Inc. (a)....................      3,223       162,761
Tellabs, Inc. (a).....................      9,709       145,247
                                                    -----------
                                                        864,769
                                                    -----------
COMPUTERS (HARDWARE) -- 11.3%
Dell Computer Corp. (a)...............     16,810       456,896
International Business Machines Corp.
  (IBM)...............................      4,941       597,663
Juniper Networks, Inc. (a)............      9,953       188,609
Sun Microsystems, Inc. (a)............     23,535       289,481
                                                    -----------
                                                      1,532,649
                                                    -----------
COMPUTERS (NETWORKING) -- 9.9%
Cisco Systems, Inc. (a)...............     60,927     1,103,388
Network Appliance, Inc. (a)...........     10,998       240,526
                                                    -----------
                                                      1,343,914
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.0%
EMC Corp. (a).........................     10,238       137,599
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 33.6%
Adobe Systems, Inc. ..................      3,824       118,735
BEA Systems, Inc. (a).................     10,457       161,038
Check Point Software Technologies Ltd.
  (a).................................      6,335       252,703
Citrix Systems, Inc. (a)..............      4,833       109,516
CNET Networks, Inc. (a)...............     10,075        90,373
Earthlink, Inc. (a)...................      7,354        89,498
eBay, Inc. (a)........................      5,125       342,862
Intuit, Inc. (a)......................      2,394       102,415
Macromedia, Inc. (a)..................      5,671       100,944
Microsoft Corp. (a)...................     15,239     1,009,584
Network Assocs, Inc. (a)..............      6,501       168,051
Openwave Systems, Inc. (a)............      6,935        67,894
Oracle Corp. (a)......................     54,731       755,835
RealNetworks, Inc. (a)................     14,381        85,423
RSA Security, Inc. (a)................      4,898        85,519
S1 Corp. (a)..........................      7,102       114,910
Siebel Systems, Inc. (a)..............      9,972       279,017
TIBCO Software, Inc. (a)..............     11,286       168,500
VeriSign, Inc. (a)....................      5,202       197,884
Yahoo!, Inc. (a)......................     13,747       243,872
                                                    -----------
                                                      4,544,573
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 13.3%
Broadcom Corp. (Class A) (a)..........      5,908       241,460
Intel Corp. ..........................     33,561     1,055,493
Texas Instruments, Inc. ..............     17,848       499,744
                                                    -----------
                                                      1,796,697
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ENTERTAINMENT -- 5.8%
AOL Time Warner, Inc. (a).............     24,494   $   786,257
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 4.7%
Ameritrade Holding Corp. (Class A)
  (a).................................     16,011        94,785
E*Trade Group, Inc. (a)...............     17,453       178,893
Knight Trading Group, Inc. (a)........      7,885        86,893
The Charles Schwab Corp. .............     17,660       273,200
                                                    -----------
                                                        633,771
                                                    -----------
RETAIL (HOME SHOPPING) -- 1.1%
Amazon.com, Inc. (a)..................     12,955       140,173
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.5%
DoubleClick, Inc. (a).................      9,991       113,298
TMP Worldwide, Inc. (a)...............      2,178        93,436
                                                    -----------
                                                        206,734
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.8%
FreeMarkets, Inc.(a)..................      4,535       108,704
                                                    -----------
TELEPHONE -- 3.6%
Qwest Communications International,
  Inc. ...............................      7,451       105,283
SBC Communications, Inc. .............      9,858       386,138
                                                    -----------
                                                        491,421
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 3.9%
AT&T Corp. ...........................     12,553       227,711
WorldCom, Inc. (a)....................     20,897       294,230
                                                    -----------
                                                        521,941
                                                    -----------
TRUCKERS -- 1.6%
United Parcel Service, Inc. (Class
  B)..................................      4,006       218,327
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $14,457,954)..................               13,502,805
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $1,122)..................      1,122         1,122
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $14,459,076)..................               13,503,927
OTHER ASSETS AND
  LIABILITIES -- 0.2%.................                   23,840
                                                    -----------
NET ASSETS -- 100.0%..................              $13,527,767
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
ASSETS
  Investments in securities at value (Note 2)..............    $21,320,556        $50,403,089        $21,918,925
  Cash.....................................................         54,200             21,657             17,903
  Foreign currency.........................................             --                 --                 --
  Receivable for investments sold..........................             --                 --             50,329
  Dividends receivable (Note 2)............................         13,672             48,895                834
                                                               -----------        -----------        -----------
         TOTAL ASSETS......................................     21,388,428         50,473,641         21,987,991
                                                               -----------        -----------        -----------
LIABILITIES
  Distributions payable (Note 2)...........................         21,897            182,275                 --
  Payable for investments purchased........................             --                 --                 --
  Accrued advisory fee (Note 3)............................          3,676              6,785              3,329
  Accrued trustees fee (Note 3)............................          1,708              2,403                202
                                                               -----------        -----------        -----------
         TOTAL LIABILITIES.................................         27,281            191,463              3,531
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $21,361,147        $50,282,178        $21,984,460
                                                               ===========        ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................................    $38,465,298        $52,164,044        $25,638,307
  Undistributed (distribution in excess of) net investment
    income.................................................          1,111              1,101                 --
  Net investment loss......................................             --                 --             (8,478)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions..........................     (7,568,346)          (847,197)        (2,976,122)
  Net unrealized appreciation (depreciation) on:
    Investments............................................     (9,536,916)        (1,035,770)          (669,247)
    Foreign currency.......................................             --                 --                 --
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $21,361,147        $50,282,178        $21,984,460
                                                               ===========        ===========        ===========
NET ASSET VALUE PER streetTRACKS SHARE
  Net asset value per streetTRACKS share...................    $     53.39        $    125.68        $     73.26
                                                               ===========        ===========        ===========
  Shares outstanding (unlimited amount authorized, $0.01
    par value).............................................        400,103            400,077            300,100
                                                               ===========        ===========        ===========
  Investments in securities, at cost.......................    $30,857,472        $51,438,859        $22,588,172
                                                               ===========        ===========        ===========
  Foreign currency, at cost................................    $        --        $        --        $        --
                                                               ===========        ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE       FORTUNE
       SMALL CAP       GLOBAL TITANS      REIT         TECHNOLOGY        INTERNET        500(R)        E-50(R)
    VALUE INDEX FUND    INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND     INDEX FUND    INDEX FUND
    ----------------   -------------   -----------   --------------   --------------   -----------   -----------
      $25,221,997       $19,865,819    $17,593,704    $ 66,159,196     $  3,358,417    $44,992,089   $13,503,927
           30,157               638         33,176           5,461            3,448          9,033        25,512
               --            46,800             --              --               --             --            --
        1,336,782            34,069        435,256              --               --        107,153            --
           47,527            24,252        113,461          27,708               --         42,835         1,301
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
       26,636,463        19,971,578     18,175,597      66,192,365        3,361,865     45,151,110    13,530,740
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
        1,016,760            37,916        439,251              --               --        108,088            --
          304,239            20,869             --              --               --             --            --
            5,412             8,447          3,789          28,764            1,316          6,524         2,365
            1,615             1,145            750           4,926               68          3,152           608
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
        1,328,026            68,377        443,790          33,690            1,384        117,764         2,973
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
      $25,308,437       $19,903,201    $17,731,807    $ 66,158,675     $  3,360,481    $45,033,346   $13,527,767
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $20,852,917       $25,449,555    $16,392,700    $113,910,016     $ 22,310,240    $51,380,181   $19,458,042
          119,176              (760)        89,474              --               --            610            --
               --                --             --         (91,865)         (12,715)            --        (5,374)
           49,753        (1,060,563)       (14,876)    (11,947,255)     (16,596,813)      (786,132)   (4,969,752)
        4,286,591        (4,485,378)     1,264,509     (35,712,221)      (2,340,231)    (5,561,313)     (955,149)
               --               347             --              --               --             --            --
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
      $25,308,437       $19,903,201    $17,731,807    $ 66,158,675     $  3,360,481    $45,033,346   $13,527,767
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $    126.48       $     66.32    $    118.14    $      50.89     $      13.43    $     81.86   $     33.81
      ===========       ===========    ===========    ============     ============    ===========   ===========
          200,096           300,119        150,092       1,300,102          250,145        550,102       400,118
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $20,935,406       $24,351,197    $16,329,195    $101,871,417     $  5,698,648    $50,553,402   $14,459,076
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $        --       $    46,260    $        --    $         --     $         --    $        --   $        --
      ===========       ===========    ===========    ============     ============    ===========   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2).................................    $    60,589        $   381,016         $   7,051
  Foreign taxes withheld...................................             --                 --                --
                                                               -----------        -----------         ---------
  TOTAL INVESTMENT INCOME..................................         60,589            381,016             7,051
                                                               -----------        -----------         ---------
EXPENSES
  Advisory fee (Note 3)....................................         21,383             38,202            12,171
  Trustees fee (Note 3)....................................          5,150              6,203             3,358
                                                               -----------        -----------         ---------
  NET EXPENSES.............................................         26,533             44,405            15,529
                                                               -----------        -----------         ---------
  NET INVESTMENT INCOME (LOSS).............................         34,056            336,611            (8,478)
                                                               -----------        -----------         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
    Investments............................................     (3,204,587)          (436,365)         (169,478)
    Foreign currency transactions..........................             --                 --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments............................................        234,862           (632,253)         (738,110)
    Foreign currency.......................................             --                 --                --
                                                               -----------        -----------         ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS AND FOREIGN CURRENCY..................     (2,969,725)        (1,068,618)         (907,588)
                                                               -----------        -----------         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................    $(2,935,669)       $  (732,007)        $(916,066)
                                                               ===========        ===========         =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.       DOW JONES      WILSHIRE    MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
        SMALL CAP       GLOBAL TITANS      REIT        TECHNOLOGY        INTERNET         500(R)        E-50(R)
    VALUE INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND       INDEX FUND      INDEX FUND     INDEX FUND
    -----------------   -------------   ----------   --------------   --------------   ------------   ------------
        $362,093         $   138,141    $ 672,773     $    80,758      $       230     $   272,067    $    11,866
            (154)             (4,421)          --              --               --              --             --
        --------         -----------    ---------     -----------      -----------     -----------    -----------
         361,939             133,720      672,773          80,758              230         272,067         11,866
        --------         -----------    ---------     -----------      -----------     -----------    -----------
          31,468              49,862       22,323         163,312            9,933          37,050         13,333
           5,139               4,557        4,552           9,311            3,012           6,962          3,907
        --------         -----------    ---------     -----------      -----------     -----------    -----------
          36,607              54,419       26,875         172,623           12,945          44,012         17,240
        --------         -----------    ---------     -----------      -----------     -----------    -----------
         325,332              79,301      645,898         (91,865)         (12,715)        228,055         (5,374)
        --------         -----------    ---------     -----------      -----------     -----------    -----------
         165,354            (138,952)      80,109      (9,252,355)      (4,199,656)    (1, 991,511)    (2,326,269)
              --                 579           --              --               --              --             --
         187,578          (1,146,664)    (352,884)        (75,547)       1,621,202      (1,025,104)      (298,596)
              --                 467           --              --               --              --             --
        --------         -----------    ---------     -----------      -----------     -----------    -----------
         352,932          (1,284,570)    (272,775)     (9,327,902)      (2,578,454)     (3,016,615)    (2,624,865)
        --------         -----------    ---------     -----------      -----------     -----------    -----------
        $678,264         $(1,205,269)   $ 373,123     $(9,419,767)     $(2,591,169)    $(2,788,560)   $(2,630,239)
        ========         ===========    =========     ===========      ===========     ===========    ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.                      DOW JONES U.S.
                                                              LARGE CAP GROWTH                        LARGE CAP
                                                                 INDEX FUND                       VALUE INDEX FUND
                                                      ---------------------------------   ---------------------------------
                                                      SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                                         12/31/2001       9/25/2000* -       12/31/2001       9/25/2000* -
                                                        (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001
                                                      ----------------   --------------   ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................    $    34,056       $     22,466      $   336,611       $    568,807
  Net realized gain (loss) on investments and
    foreign currency transactions...................     (3,204,587)        (4,363,759)        (436,365)           (48,716)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency........................................        234,862         (9,771,778)        (632,253)          (403,517)
                                                        -----------       ------------      -----------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.................................     (2,935,669)       (14,113,071)        (732,007)           116,574
                                                        -----------       ------------      -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................        (32,945)           (22,466)        (342,410)          (561,907)
  In excess of net investment income................             --               (969)              --                 --
  Net realized gain.................................             --                 --               --                 --
                                                        -----------       ------------      -----------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............        (32,945)           (23,435)        (342,410)          (561,907)
                                                        -----------       ------------      -----------       ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold...............             --         38,466,267       12,514,159         72,053,449
  Cost of streetTRACKS redeemed.....................             --                 --               --        (32,765,680)
                                                        -----------       ------------      -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS.........................             --         38,466,267       12,514,159         39,287,769
                                                        -----------       ------------      -----------       ------------
  Net increase (decrease) in net assets during
    period..........................................     (2,968,614)        24,329,761       11,439,742         38,842,436
  Net assets at beginning of period.................     24,329,761                 --       38,842,436                 --
                                                        -----------       ------------      -----------       ------------
NET ASSETS END OF PERIOD (1)........................    $21,361,147       $ 24,329,761      $50,282,178       $ 38,842,436
                                                        ===========       ============      ===========       ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.................................             --            400,103          100,000            550,077
  streetTRACKS redeemed.............................             --                 --               --           (250,000)
                                                        -----------       ------------      -----------       ------------
NET INCREASE........................................             --            400,103          100,000            300,077
                                                        ===========       ============      ===========       ============
(1) Including undistributed (distribution in excess
      of) net investment income.....................    $     1,111       $         --      $     1,101       $      6,900
                                                        ===========       ============      ===========       ============

* Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              DOW JONES U.S.                      DOW JONES U.S.                         DOW JONES
             SMALL CAP GROWTH                     SMALL CAP VALUE                      GLOBAL TITANS
                INDEX FUND                          INDEX FUND                          INDEX FUND
     ---------------------------------   ---------------------------------   ---------------------------------
     SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
        12/31/2001       9/25/2000* -       12/31/2001       9/25/2000* -        12/31/01        9/25/2000* -
       (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001
     ----------------   --------------   ----------------   --------------   ----------------   --------------
       $     (8,478)     $   (22,027)      $   325,332       $   479,356       $    79,301       $   181,985
           (169,478)      (4,631,577)          165,354           823,341          (138,373)       (2,234,793)
           (738,110)          68,863           187,578         4,099,013        (1,146,197)       (3,338,834)
       ------------      -----------       -----------       -----------       -----------       -----------
           (916,066)      (4,584,741)          678,264         5,401,710        (1,205,269)       (5,391,642)
       ------------      -----------       -----------       -----------       -----------       -----------
                 --               --          (223,874)         (451,368)          (79,301)         (185,921)
                                  --                --                --              (760)               --
                 --               --          (949,212)               --                --                --
       ------------      -----------       -----------       -----------       -----------       -----------
                 --               --        (1,173,086)         (451,368)          (80,061)         (185,921)
       ------------      -----------       -----------       -----------       -----------       -----------
         14,003,055       31,085,966                --        20,852,917                --        33,683,326
        (10,896,941)      (6,706,813)               --                --                --        (6,917,232)
       ------------      -----------       -----------       -----------       -----------       -----------
                          24,379,153                --        20,852,917                --        26,766,094
          3,106,114
       ------------      -----------       -----------       -----------       -----------       -----------
          2,190,048       19,794,412          (494,822)       25,803,259        (1,285,330)       21,188,531
         19,794,412               --        25,803,259                --        21,188,531                --
       ------------      -----------       -----------       -----------       -----------       -----------
       $ 21,984,460      $19,794,412       $25,308,437       $25,803,259       $19,903,201       $21,188,531
       ============      ===========       ===========       ===========       ===========       ===========
            200,000          350,100                --           200,096                --           400,119
           (150,000)        (100,000)               --                --                --          (100,000)
       ------------      -----------       -----------       -----------       -----------       -----------
             50,000          250,100                --           200,096                --           300,119
       ============      ===========       ===========       ===========       ===========       ===========
       $         --      $        --       $   119,176       $    17,718       $      (760)      $        --
       ============      ===========       ===========       ===========       ===========       ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        WILSHIRE REIT                         MORGAN STANLEY
                                                          INDEX FUND                      TECHNOLOGY INDEX FUND
                                              ----------------------------------    ----------------------------------
                                              SIX MONTHS ENDED    FOR THE PERIOD    SIX MONTHS ENDED    FOR THE PERIOD
                                                 12/31/2001        4/23/2001* -        12/31/2001        9/25/2000* -
                                                (UNAUDITED)         6/30/2001         (UNAUDITED)         6/30/2001
                                              ----------------    --------------    ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............    $   645,898        $   211,565        $   (91,865)       $   (168,220)
  Net realized gain (loss) on investments
    and foreign currency transactions.......         80,109              9,175         (9,252,355)         (4,822,273)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency........................       (352,884)         1,617,393            (75,547)        (35,636,674)
                                                -----------        -----------        -----------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...............        373,123          1,838,133         (9,419,767)        (40,627,167)
                                                -----------        -----------        -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................       (657,769)          (110,220)                --                  --
  In excess of net investment income........             --                 --                 --                  --
  Net realized gain.........................       (104,160)                --                 --                  --
                                                -----------        -----------        -----------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......       (761,929)          (110,220)                --                  --
                                                -----------        -----------        -----------        ------------
  Net proceeds from streetTRACKS sold.......             --         16,392,700          5,400,717         134,025,659
  Cost of streetTRACKS redeemed.............             --                 --         (2,545,802)        (20,674,965)
                                                -----------        -----------        -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS.................             --         16,392,700          2,854,915         113,350,694
                                                -----------        -----------        -----------        ------------
  Net increase (decrease) in net assets
    during period...........................       (388,806)        18,120,613         (6,564,852)         72,723,527
  Net assets at beginning of period.........     18,120,613                 --         72,723,527                  --
                                                -----------        -----------        -----------        ------------
NET ASSETS END OF PERIOD (1)................    $17,731,807        $18,120,613        $66,158,675        $ 72,723,527
                                                ===========        ===========        ===========        ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................             --            150,092            100,000           1,500,102
  streetTRACKS redeemed.....................             --                 --            (50,000)           (250,000)
                                                -----------        -----------        -----------        ------------
NET INCREASE................................             --            150,092             50,000           1,250,102
                                                ===========        ===========        ===========        ============
(1) Including undistributed (distribution in
      excess of) net investment income......    $    89,474        $   101,345        $        --        $         --
                                                ===========        ===========        ===========        ============

* Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              MORGAN STANLEY                      FORTUNE 500(R)                      FORTUNE E-50(R)
            INTERNET INDEX FUND                     INDEX FUND                          INDEX FUND
     ---------------------------------   ---------------------------------   ---------------------------------
     SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
        12/31/2001       9/25/2000* -        12/31/01        10/4/2000* -       12/31/2001       10/4/2000* -
       (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001
     ----------------   --------------   ----------------   --------------   ----------------   --------------
       $   (12,715)      $    (75,063)     $    228,055      $    494,522      $    (5,374)      $    (37,639)
        (4,199,656)       (32,755,692)       (1,991,511)       (1,263,981)      (2,326,269)       (23,710,339)
         1,621,202         (3,961,433)       (1,025,104)       (4,536,209)        (298,596)          (656,553)
       -----------       ------------      ------------      ------------      -----------       ------------
        (2,591,169)       (36,792,188)       (2,788,560)       (5,305,668)      (2,630,239)       (24,404,531)
       -----------       ------------      ------------      ------------      -----------       ------------
                --                 --          (233,667)         (488,300)              --                 --
                --                 --                --                --               --                 --
                --                 --                --                --               --                 --
       -----------       ------------      ------------      ------------      -----------       ------------
                --                 --          (233,667)         (488,300)              --                 --
       -----------       ------------      ------------      ------------      -----------       ------------
                --         68,751,993        16,405,363       127,125,636               --         90,209,770
          (825,517)       (25,182,638)      (16,282,831)      (73,398,627)              --        (49,647,233)
       -----------       ------------      ------------      ------------      -----------       ------------
          (825,517)        43,569,355           122,532        53,727,009               --         40,562,537
       -----------       ------------      ------------      ------------      -----------       ------------
        (3,416,686)         6,777,167        (2,899,695)       47,933,041       (2,630,239)        16,158,006
         6,777,167                 --        47,933,041                --       16,158,006                 --
       -----------       ------------      ------------      ------------      -----------       ------------
       $ 3,360,481       $  6,777,167      $ 45,033,346      $ 47,933,041      $13,527,767       $ 16,158,006
       ===========       ============      ============      ============      ===========       ============
                --          1,350,145           200,000         1,350,102               --          1,350,118
          (100,000)        (1,000,000)         (200,000)         (800,000)              --           (950,000)
       -----------       ------------      ------------      ------------      -----------       ------------
          (100,000)           350,145                --           550,102               --            400,118
       ===========       ============      ============      ============      ===========       ============
       $        --       $         --      $        610      $      6,222      $        --       $         --
       ===========       ============      ============      ============      ===========       ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     DOW JONES U.S.                        DOW JONES U.S.
                                                    LARGE CAP GROWTH                         LARGE CAP
                                                       INDEX FUND                         VALUE INDEX FUND
                                           ----------------------------------    ----------------------------------
                                           SIX MONTHS ENDED    FOR THE PERIOD    SIX MONTHS ENDED    FOR THE PERIOD
                                              12/31/2001        9/25/2000* -        12/31/2001        9/25/2000* -
                                             (UNAUDITED)         6/30/2001         (UNAUDITED)         6/30/2001
                                           ----------------    --------------    ----------------    --------------
Net asset value, beginning of period
  (Note 7)...............................      $ 60.81            $ 97.36            $129.44            $129.48
                                               -------            -------            -------            -------
Income (loss) from investment operations:
Net investment income (loss).............         0.09               0.06               1.12               1.70
Net realized and unrealized gain
  (loss).................................        (7.43)            (36.55)             (3.74)             (0.06)
                                               -------            -------            -------            -------
Total from investment operations.........        (7.34)            (36.49)             (2.62)              1.64
                                               -------            -------            -------            -------
Distributions to shareholders from:
Net investment income....................        (0.08)             (0.06)             (1.14)             (1.68)
In excess of net investment income.......           --                 --+                --                 --
Net realized gain........................           --                 --                 --                 --
                                               -------            -------            -------            -------
Total distributions......................        (0.08)             (0.06)             (1.14)             (1.68)
                                               -------            -------            -------            -------
Net asset value, end of period...........      $ 53.39            $ 60.81            $125.68            $129.44
                                               =======            =======            =======            =======
Total return (1).........................       (12.06)%           (37.48)%            (2.02)%             1.28%
Net assets, end of period (in 000's).....      $21,361            $24,330            $50,282            $38,842
Ratio of expenses to average net assets
  (2)....................................         0.25%              0.22%              0.23%              0.21%
Ratio of net investment income (loss) to
  average net assets (2).................         0.32%              0.10%              1.76%              1.61%
Portfolio turnover rate (3)..............           11%                16%                 6%                12%

  *  Commencement of operations
  +  Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              DOW JONES U.S.                      DOW JONES U.S.                         DOW JONES
             SMALL CAP GROWTH                        SMALL CAP                         GLOBAL TITANS
                INDEX FUND                       VALUE INDEX FUND                       INDEX FUND
     ---------------------------------   ---------------------------------   ---------------------------------
     SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
        12/31/2001       9/25/2000* -       12/31/2001       9/25/2000* -       12/31/2001       9/25/2000* -
       (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001
     ----------------   --------------   ----------------   --------------   ----------------   --------------
         $ 79.15           $100.26           $128.95           $103.71           $ 70.60           $ 84.28
         -------           -------           -------           -------           -------           -------
           (0.03)            (0.09)             1.63              2.40              0.26              0.57
           (5.86)           (21.02)             1.76             25.10             (4.27)           (13.67)
         -------           -------           -------           -------           -------           -------
           (5.89)           (21.11)             3.39             27.50             (4.01)           (13.10)
         -------           -------           -------           -------           -------           -------
              --                --             (1.12)            (2.26)            (0.27)            (0.58)
              --                --                --                --                --+               --
              --                --             (4.74)               --                --                --
         -------           -------           -------           -------           -------           -------
              --                --             (5.86)            (2.26)            (0.27)            (0.58)
         -------           -------           -------           -------           -------           -------
         $ 73.26           $ 79.15           $126.48           $128.95           $ 66.32           $ 70.60
         =======           =======           =======           =======           =======           =======
           (7.43)%          (21.07)%            2.63%            26.69%            (5.68)%          (15.54)%
         $21,984           $19,794           $25,308           $25,803           $19,903           $21,189
            0.32%             0.30%             0.29%             0.28%             0.55%             0.52%
           (0.17)%           (0.22)%            2.58%             2.70%             0.80%             0.87%
              19%               34%               21%               47%                3%               16%

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        WILSHIRE                           MORGAN STANLEY
                                                          REIT                               TECHNOLOGY
                                                       INDEX FUND                            INDEX FUND
                                           ----------------------------------    ----------------------------------
                                           SIX MONTHS ENDED    FOR THE PERIOD    SIX MONTHS ENDED    FOR THE PERIOD
                                              12/31/2001        4/23/2001* -        12/31/2001        9/25/2000* -
                                             (UNAUDITED)         6/30/2001         (UNAUDITED)         6/30/2001
                                           ----------------    --------------    ----------------    --------------
Net asset value, beginning of period
  (Note 7)...............................      $120.73            $109.22            $ 58.17            $ 97.81
                                               -------            -------            -------            -------
Income (loss) from investment operations:
Net investment income (loss).............         4.30               1.41              (0.07)             (0.13)
Net realized and unrealized gain
  (loss).................................        (1.82)             10.83              (7.21)            (39.51)
                                               -------            -------            -------            -------
Total from investment operations.........         2.48              12.24              (7.28)            (39.64)
                                               -------            -------            -------            -------
Distributions to shareholders from:
Net investment income....................        (4.38)             (0.73)                --                 --
In excess of net investment income.......           --                 --                 --                 --
Net realized gain........................        (0.69)                --                 --                 --
                                               -------            -------            -------            -------
Total distributions......................        (5.07)             (0.73)                --                 --
                                               -------            -------            -------            -------
Net asset value, end of period...........      $118.14            $120.73            $ 50.89            $ 58.17
                                               =======            =======            =======            =======
Total return (1).........................         2.18%             11.22%            (12.53)%           (40.52)%
Net assets, end of period (in 000's).....      $17,732            $18,121            $66,159            $72,724
Ratio of expenses to average net assets
  (2)....................................         0.30%              0.32%              0.53%              0.51%
Ratio of net investment income (loss) to
  average net assets (2).................        (7.23)%             6.88%             (0.28)%            (0.30)%
Portfolio turnover rate (3)..............            7%                 2%                32%                26%

  *  Commencement of operations
  +  Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             MORGAN STANLEY                          FORTUNE                             FORTUNE
                INTERNET                             500(R)                              E-50(R)
               INDEX FUND                          INDEX FUND                          INDEX FUND
    ---------------------------------   ---------------------------------   ---------------------------------
    SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
       12/31/2001       9/25/2000* -       12/31/2001       10/4/2000* -       12/31/2001       10/4/2000* -
      (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001        (UNAUDITED)        6/30/2001
    ----------------   --------------   ----------------   --------------   ----------------   --------------
        $ 19.36           $ 68.92           $ 87.13           $ 97.85           $ 40.38           $ 84.48
        -------           -------           -------           -------           -------           -------
          (0.05)            (0.21)             0.59              0.72             (0.01)            (0.09)
          (5.88)           (49.35)            (5.26)           (10.73)            (6.56)           (44.01)
        -------           -------           -------           -------           -------           -------
          (5.93)           (49.56)            (4.67)           (10.01)            (6.57)           (44.10)
        -------           -------           -------           -------           -------           -------
             --                --             (0.60)            (0.71)               --                --
             --                --                --                --                --                --
             --                --                --                --                --                --
        -------           -------           -------           -------           -------           -------
             --                --             (0.60)            (0.71)               --                --
        -------           -------           -------           -------           -------           -------
        $ 13.43           $ 19.36           $ 81.86           $ 87.13           $ 33.81           $ 40.38
        =======           =======           =======           =======           =======           =======
         (30.59)%          (71.92)%           (5.34)%          (10.22)%          (16.28)%          (52.20)%
        $ 3,360           $ 6,777           $45,033           $47,933           $13,528           $16,158
           0.65%             0.53%             0.24%             0.21%             0.26%             0.22%
          (0.64)%           (0.52)%            1.23%             1.06%            (0.08)%           (0.15)%

             37%               76%                3%                6%               16%               30%

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), (formerly known as the streetTRACKS Morgan Stanley High-Tech 35 Index Fund), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(R) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to Federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions and losses deferred due to wash sales.

At December 31, 2001, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains through June 30, 2009 as follows:

                                                                  CAPITAL
                                                                    LOSS            YEAR          EXPIRATION
                                                                CARRYFORWARD      INCURRED           DATE
--------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $   12,048         6/30/01           6/30/09
Dow Jones U.S. Large Cap Value Index Fund                                --              --                --
Dow Jones U.S. Small Cap Growth Index Fund                           83,119         6/30/01           6/30/09
Dow Jones U.S. Small Cap Value Index Fund                                --              --                --
Dow Jones Global Titans Index Fund                                   12,170         6/30/01           6/30/09
Wilshire REIT Index Fund                                                 --              --                --
Morgan Stanley Technology Index Fund                                  1,836         6/30/01           6/30/09
Morgan Stanley Internet Index Fund                                   11,495         6/30/01           6/30/09
FORTUNE 500(R) Index Fund                                                --              --                --
FORTUNE e-50(R) Index Fund                                           71,566         6/30/01           6/30/09

During the six months ended December 31, 2001, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $        --
Dow Jones U.S. Large Cap Value Index Fund                               --
Dow Jones U.S. Small Cap Growth Index Fund                         862,264
Dow Jones U.S. Small Cap Value Index Fund                               --
Dow Jones Global Titans Index Fund                                      --
Wilshire REIT Index Fund                                                --
Morgan Stanley Technology Index Fund                               247,234
Morgan Stanley Internet Index Fund                                (314,441)
FORTUNE 500(R) Index Fund                                       (1,518,403)
FORTUNE e-50(R) Index Fund                                              --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX -- (CONTINUED)

The Funds incurred the following losses during the period November 1, 2000 through June 30, 2001 that are deferred for tax purposes until fiscal 2002:

                                                             DEFERRED LOSSES
----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $ 3,295,383
Dow Jones U.S. Large Cap Value Index Fund                          156,841
Dow Jones U.S. Small Cap Growth Index Fund                       1,388,526
Dow Jones U.S. Small Cap Value Index Fund                               --
Dow Jones Global Titans Index Fund                                 888,169
Wilshire REIT Index Fund                                                --
Morgan Stanley Technology Index Fund                             2,311,656
Morgan Stanley Internet Index Fund                              12,059,436
FORTUNE 500(R) Index Fund                                          277,910
FORTUNE e-50(R) Index Fund                                       2,054,363

For the year ended June 30, 2001, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the six months ended December 31, 2001, was as follows:

                                                               ORDINARY      LONG-TERM
                                                                INCOME      CAPITAL GAIN
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $   32,945    $        --
Dow Jones U.S. Large Cap Value Index Fund                        342,410             --
Dow Jones U.S. Small Cap Growth Index Fund                            --             --
Dow Jones U.S. Small Cap Value Index Fund                      1,150,886         22,200
Dow Jones Global Titans Index Fund                                80,061             --
Wilshire REIT Index Fund                                         736,125         25,804
Morgan Stanley Technology Index Fund                                  --             --
Morgan Stanley Internet Index Fund                                    --             --
FORTUNE 500(R) Index Fund                                        233,667             --
FORTUNE e-50(R) Index Fund                                            --             --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                ANNUAL RATE
---------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                         0.20%
Dow Jones U.S. Large Cap Value Index Fund                          0.20
Dow Jones U.S. Small Cap Growth Index Fund                         0.25
Dow Jones U.S. Small Cap Value Index Fund                          0.25
Dow Jones Global Titans Index Fund                                 0.50
Wilshire REIT Index Fund                                           0.25
Morgan Stanley Technology Index Fund                               0.50
Morgan Stanley Internet Index Fund                                 0.50
FORTUNE 500(R) Index Fund                                          0.20
FORTUNE e-50(R) Index Fund                                         0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Capital Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund and the FORTUNE e-50(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $2,000 per meeting attended for the first twelve months of operations and then $4,500 per meeting attended thereafter. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2001 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 30,857,472     $  887,475     $(10,424,391)    $ (9,536,916)
Dow Jones U.S. Large Cap Value Index Fund                51,438,859      2,093,500       (3,129,270)      (1,035,770)
Dow Jones U.S. Small Cap Growth Index Fund               22,588,172      1,221,002       (1,890,249)        (669,247)
Dow Jones U.S. Small Cap Value Index Fund                20,935,406      4,958,686         (672,095)       4,286,591
Dow Jones Global Titans Index Fund                       24,351,197        602,997       (5,088,375)      (4,485,378)
Wilshire REIT Index Fund                                 16,329,195      1,598,596         (334,087)       1,264,509
Morgan Stanley Technology Index Fund                    101,871,417      3,125,806      (38,838,027)     (35,712,221)
Morgan Stanley Internet Index Fund                        5,698,648         65,504       (2,405,735)      (2,340,231)
FORTUNE 500(R) Index Fund                                50,553,402      1,358,135       (6,919,448)      (5,561,313)
FORTUNE e-50(R) Index Fund                               14,459,076      1,222,444       (2,177,593)        (955,149)

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2001, the Trust had net in-kind contributions and net in-kind redemptions as follows:

                                                              CONTRIBUTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $        --     $        --
Dow Jones U.S. Large Cap Value Index Fund                       12,574,956              --
Dow Jones U.S. Small Cap Growth Index Fund                      14,004,038      10,896,811
Dow Jones U.S. Small Cap Value Index Fund                               --              --
Dow Jones Global Titans Index Fund                                      --              --
Wilshire REIT Index Fund                                                --              --
Morgan Stanley Technology Index Fund                             5,400,880       2,545,783
Morgan Stanley Internet Index Fund                                      --         825,444
FORTUNE 500(R) Index Fund                                       16,428,881      16,277,533
FORTUNE e-50(R) Index Fund                                              --              --

For the six months ended December 31, 2001, the Trust had purchases and sales of investment securities, excluding short-term securities, as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 2,239,405    $ 2,244,621
Dow Jones U.S. Large Cap Value Index Fund                       2,618,791      2,523,574
Dow Jones U.S. Small Cap Growth Index Fund                      2,248,949      2,239,225
Dow Jones U.S. Small Cap Value Index Fund                       5,165,092      6,036,562
Dow Jones Global Titans Index Fund                                604,398        590,393
Wilshire REIT Index Fund                                        1,399,054      1,302,806
Morgan Stanley Technology Index Fund                           20,771,074     20,798,640
Morgan Stanley Internet Index Fund                              1,517,360      1,524,059
FORTUNE 500(R) Index Fund                                       1,272,965      1,289,037
FORTUNE e-50(R) Index Fund                                      2,172,916      2,187,379

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley Technology Index Fund, and Morgan Stanley Internet Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(R) Index Fund and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S.Large Cap Value Index Fund                      1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(R) Index Fund                                    1:8.448

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2001

   The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value
   (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      11         4          0               10         5          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      8          5          9               3          4          2
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      8          9          4               7          2          3
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      8          6          11              3          4          5
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     7          9          13              3          7          14
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    ----------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV                 CLOSING PRICE BELOW NAV
                                 --------------------------------      ------------------------------------
                                   50-99     100-199     > 200           50-99       100-199       > 200
                                   BASIS      BASIS      BASIS           BASIS        BASIS        BASIS
                                   POINTS     POINTS     POINTS          POINTS       POINTS       POINTS
                                 -----------------------------------------------------------------------------------
       2001
    ----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      5          0          0               6            5            0
    ----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      7          11         4               3            7            0
    ----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      4          2          0               5            7            0
    ----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      5          3          3               6            8            1
    ----------------------------------------------------------------------------------------------------------------
       2000
    ----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     8          2          0               5            4            4
    ----------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      8          0          0               3          2          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      5          2          1               2          0          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      8          4          2               6          3          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      7          7          10              7          7          1
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     6          9          3               6          6          12
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      5          0          0               7          2          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      6          0          0               6          0          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      5          0          2               4          2          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      7          5          1               5          5          2
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     7          4          5               5          7          11
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

   DOW JONES GLOBAL TITANS INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      12         6          1               9          5          3
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      9          4          0               3          1          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      3          1          1               4          2          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      10         3          2               6          6          2
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     7          10         3               3          2          1
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

   WILSHIRE REIT INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      1          1          0               4          2          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      8          1          2               7          4          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01*     2          1          0               6          7          2
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on April 27, 2001.

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
      2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      8          3          0               6          7          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      12         4          1               6          2          1
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      9          5          1               8          1          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      4          2          0               4          0          1
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     13         3          1               7          1          0

   * Trading on the AMEX commenced on September 29, 2000.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY INTERNET INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      8          8          5               7          10         5
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      3          6          18              8          9          4
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      8          6          17              9          9          7
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      5          10         19              1          4          12
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     7          14         6               5          6          8
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000.

   FORTUNE 500(R) INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      1          0          0               1          0          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      3          1          0               1          0          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      5          0          0               3          1          0
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      4          2          0               7          0          0
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     8          4          0               7          2          4
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on October 10, 2000.

   FORTUNE e-50(R) INDEX FUND

    ------------------------------------------------------------------------------------------------------------
                                     CLOSING PRICE ABOVE NAV               CLOSING PRICE BELOW NAV
                                 --------------------------------      --------------------------------
                                   50-99     100-199     > 200           50-99     100-199     > 200
                                   BASIS      BASIS      BASIS           BASIS      BASIS      BASIS
                                   POINTS     POINTS     POINTS          POINTS     POINTS     POINTS
                                 -------------------------------------------------------------------------------
       2001
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01      13         5          3               7          4          4
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01      8          7          4               7          4          5
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01      5          8          7               9          7          3
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01      14         8          9               4          5          6
    ------------------------------------------------------------------------------------------------------------
       2000
    ------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00*     5          9          4               5          3          7
    ------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on October 10, 2000.

streetTRACKS(SM) series trust

trustees
Timothy B. Harbert (Chairman)
Agustin J. Fleites
David M. Kelly
Frank Nesvet
Helen F. Peters

officers
Agustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Mary M. Zeven, Secretary
Michael E. Gillespie, Assistant Secretary

investment manager
SSgA Funds Management, Inc.
2 International Place
Boston, MA 02110

distributor
State Street Capital Markets, LLC
225 Franklin Street
Boston, MA 02110

custodian, administrator and transfer agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

legal counsel
Mayer Brown & Platt
1675 Broadway
New York, New York 10019

independent auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110


streetTRACKS are distributed by State Street Brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com. Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley Technology, FORTUNE e-50 and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS may be bought and sold on the exchange through any brokerage account, streetTRACKS are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter & Co., and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of principal invested. The streetTRACKS funds pay State Street Bank and Trust Company for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Dow Diamonds(R), SPDRs, and Select Sector SPDRs are distributed by ALPS Mutual Funds Services, Inc., a registered broker-dealer. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)", "Standard & Poor's Depositary Receipts(R)," "SPDRs(R)," "Select Sector SPDR(R)," "Select Sector SPDRs(R)" and "Select Sector Standard & Poor's Depositary Receipts(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The stocks included in each Select Sector Index (upon which the products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of the stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P, "Dow Jones(SM)," "The Dow(SM)," "Dow Jones Industrial Average(SM)," "Dow Jones Industrials(SM)," "DJIA(SM)" and "DIAMONDS(R)" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by the American Stock Exchange LLC and PDR Services LLC pursuant to a License Agreement with Dow Jones. The DIAMONDS Trust, based on the DJIA, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the DIAMONDS Trust.

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STATE STREET GLOBAL ADVISORS

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